As filed on July 26, 2001                                     File No. 002-85905


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
         Pre-Effective Amendment No.                                          _
         Post-Effective Amendment No.   30                                    X
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
         Amendment No.    30                                                  X


                           INVESCO SECTOR FUNDS, INC.
                 (Formerly, INVESCO Strategic Portfolios, Inc.)
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
        Clifford J. Alexander, Esq.                 Ronald M. Feiman, Esq.
        Kirkpatrick & Lockhart LLP                   Mayer, Brown & Platt
       1800 Massachusetts Avenue, N.W.                  1675 Broadway
               Second Floor                    New York, New York  10019-5820
        Washington, D.C. 20036-1800
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box) __ immediately upon filing pursuant to paragraph (b)
X  on July 31, 2001 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on _________, pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | JULY 31, 2001

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YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
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INVESCO SECTOR FUNDS, INC.

INVESCO ENERGY FUND--INVESTOR CLASS
INVESCO FINANCIAL SERVICES FUND--INVESTOR CLASS
INVESCO GOLD FUND--INVESTOR CLASS
INVESCO HEALTH SCIENCES FUND--INVESTOR CLASS
INVESCO LEISURE FUND--INVESTOR CLASS
INVESCO REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS
INVESCO TECHNOLOGY FUND--INVESTOR CLASS
INVESCO TELECOMMUNICATIONS FUND--INVESTOR CLASS
INVESCO UTILITIES FUND--INVESTOR CLASS

NINE NO-LOAD CLASSES OF SHARES OF MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING TARGETED INVESTMENT OPPORTUNITIES.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks.........................................3
Fund Performance...............................................................8
Fees And Expenses.............................................................12
Investment Risks..............................................................14
Principal Risks Associated With The Funds.....................................15
Temporary Defensive Positions.................................................16
Portfolio Turnover............................................................17
Fund Management...............................................................17
Portfolio Managers............................................................18
Potential Rewards.............................................................19
Share Price...................................................................20
How To Buy Shares.............................................................21
Your Account Services.........................................................24
How To Sell Shares............................................................25
Taxes.........................................................................27
Dividends And Capital Gain Distributions......................................28
Financial Highlights..........................................................30


                          [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class shares. Each Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON] INVESTMENT GOALS & STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS

The Funds seek to make your investment grow; Real Estate Opportunity, Telecommunications and Utilities Funds also attempt to earn income for you. The Funds are aggressively managed. They invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

Each Fund invests primarily in the equity securities of companies doing business in the economic sector described by its name. A portion of each Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the sector;
o At least 50% of its assets must be devoted to producing revenues from the sector; or

o Based on other available information, we determine that its primary business is within the sector.

INVESCO uses a bottom-up investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Funds emphasize strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

Each Fund's investments are diversified across the sector on which it focuses. However, because each Fund's investments are generally limited to a comparatively narrow segment of the economy, a Fund's investments are not as diversified as investments of most mutual funds, and far less diversified than the broad securities markets. This means that the Funds tend to be more volatile than other mutual funds, and the values of their portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in a Fund may rise or fall rapidly.

The Funds are subject to other principal risks such as market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

The Funds are concentrated in these sectors:

[KEY ICON] INVESCO ENERGY FUND -- INVESTOR CLASS

The Fund invests primarily in the equity securities of companies within the energy sector. These companies include oil companies, oil and gas exploration companies, pipeline companies, refinery companies, energy conservation companies, coal and uranium companies, alternative energy companies and pollution control technology companies.

Generally, we prefer to keep the Fund's investments divided among the three main energy subsectors: major oil companies, energy services, and oil and gas exploration/production companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations in the Fund's shares. The businesses in which we invest may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale.

[KEY ICON] INVESCO FINANCIAL SERVICES FUND -- INVESTOR CLASS

The Fund invests primarily in the equity securities of companies involved in the financial services sector. These companies include, among others, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), and investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies).

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments -- although securities prices of financial services companies generally are interest rate-sensitive. We prefer companies that have both marketing expertise and superior technology, because INVESCO believes these companies are more likely to deliver products that match their customers' needs. We attempt to keep the portfolio holdings well-diversified across the entire financial services sector. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries, and the insurance industry in particular.

[KEY ICON] INVESCO GOLD FUND -- INVESTOR CLASS

The Fund invests primarily in the equity securities of companies involved in exploring for, mining, processing, or dealing and investing in gold. The securities of these companies are highly dependent on the price of gold at any given time.

Fluctuations in the price of gold directly--and often dramatically--affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers--South Africa and the former Soviet Union--may have a direct impact on the price of gold worldwide. Up to 10% of the Fund's assets may be invested in gold bullion. The Fund's investments in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the Fund can realize gains on bullion investments. The Fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

Because of the Fund's narrow focus, investors should expect extreme swings in the price of the Fund. INVESCO employs a "growth gold" philosophy which focuses the core portion of the portfolio on mid- to small-sized exploration companies that have the potential to make major gold discoveries around the world. The market prices of the stocks of these companies tend to rise and fall more rapidly than those of larger, more established companies. The remainder of the Fund's portfolio focuses on major gold stocks which are leaders in their fields. Up to 100% of the Fund's assets may be invested in foreign companies.

[KEY ICON] INVESCO HEALTH SCIENCES FUND -- INVESTOR CLASS

The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services.

We target strongly managed, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The remainder of the portfolio consists of faster-growing, more dynamic health care companies, which have new products or are increasing their market share of existing products. Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

Many of these activities are funded or subsidized by governments; withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON] INVESCO LEISURE FUND -- INVESTOR CLASS

The Fund invests primarily in the equity securities of companies engaged in the design, production and distribution of products related to the leisure activities of individuals. These industries include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants and selected retailers.

We seek firms that can grow their businesses regardless of the economic environment. INVESCO attempts to keep the portfolio well-diversified across the entire leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

[KEY ICON] INVESCO REAL ESTATE OPPORTUNITY FUND -- INVESTOR CLASS

The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS"), which invest in real estate or interests in real estate. The companies in which the Fund invests may also include real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies.

The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry-- and, therefore, the performance of the Fund--is highly sensitive to national, regional and local economic conditions, interest rates, property taxes, overbuilding, decline in value of real estate and changes in rental income. In addition to the risks named above, REITS are also subject to the risks of any other equity securities.

[KEY ICON] INVESCO TECHNOLOGY FUND -- INVESTOR CLASS

The Fund invests primarily in the equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure, networking, robotics and video. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A core portion of the Fund's portfolio is invested in market-leading technology companies that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are usually large, established firms that are leaders in their field and have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON] INVESCO TELECOMMUNICATIONS FUND -- INVESTOR CLASS

The Fund invests primarily in the equity securities of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The telecommunications sector includes companies that offer telephone service, wireless communications, satellite communications, television and movie programming, broadcasting and Internet access.

We select stocks based on projected total return for individual companies, while also analyzing country specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on smaller, faster growing companies that offer new products or services and/or are increasing their market share.

[KEY ICON] INVESCO UTILITIES FUND -- INVESTOR CLASS

The Fund invests primarily in the equity securities of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored to prevent extreme tilts in the Fund's portfolio, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

[GRAPH ICON] FUND PERFORMANCE

The bar charts below show the Funds' actual yearly performance for the years ended December 31 (commonly known as their "total return") over the past decade or since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for each Fund compared to the S&P 500 Index, and, with respect to Real Estate Opportunity Fund, the NAREIT -- Equity REIT Index. The information in the charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                           ENERGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                (GRAPHIC OMITTED)
'91      '92      '93     '94     '95     '96     '97     '98      '99    '00
(3.44%) (13.25%) 16.71%  (7.25%) 19.80%  38.84%  19.09%  (27.83%) 41.88% 58.17%
================================================================================
Best Calendar Qtr.   9/97    28.24%
Worst Calendar Qtr.  9/98   (18.34%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     FINANCIAL SERVICES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                (GRAPHIC OMITTED)
'91      '92      '93     '94     '95     '96     '97     '98      '99    '00
74.04%  26.76%  18.52%  (5.89%)  39.81%  30.29%  44.79%   13.45%  0.73%  26.69%
================================================================================
Best Calendar Qtr.   3/91     27.65%
Worst Calendar Qtr.  9/98    (18.20%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                            GOLD FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                (GRAPHIC OMITTED)
'91      '92      '93     '94     '95     '96     '97     '98      '99    '00
(7.22%) (8.04%) 72.47% (27.85%) 12.72% 40.64% (55.50%) (22.54%) (8.99%) (12.98%)
================================================================================
Best Calendar Qtr.   3/96     46.17%
Worst Calendar Qtr.  12/97   (37.51%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                      HEALTH SCIENCES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                (GRAPHIC OMITTED)
'91      '92      '93     '94     '95     '96     '97     '98     '99    '00
91.82% (13.74%) (8.41%)  0.94%   58.89%  11.41%  18.46%  43.40%  0.59%   25.80%
================================================================================
Best Calendar Qtr.   3/91    32.90%
Worst Calendar Qtr.  3/93   (21.96%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          LEISURE FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                (GRAPHIC OMITTED)
'91       '92      '93     '94     '95     '96    '97     '98    '99    '00
52.71%  23.39%   35.73% (4.98%)  15.79%  9.08%  26.46%  29.78%  65.59% (7.97%)
================================================================================
Best Calendar Qtr.   12/99    25.59%
Worst Calendar Qtr.   9/98   (12.62%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                (GRAPHIC OMITTED)
           '97         '98        '99        '00
          21.50%    (23.48%)    (5.50%)     24.72%
================================================================================
Best Calendar Qtr.   9/97     14.19%
Worst Calendar Qtr.  9/98    (20.46%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         TECHNOLOGY FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                (GRAPHIC OMITTED)
'91      '92      '93     '94     '95     '96     '97     '98    '99      '00
76.98%  18.79%   15.03%   5.27%  45.80%  21.75%  8.85%  30.12%  144.94% (22.77%)
================================================================================
Best Calendar Qtr.   12/99     66.77%
Worst Calendar Qtr.  12/00    (36.32%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     TELECOMMUNICATIONS FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(4)
================================================================================
                                (GRAPHIC OMITTED)
 '95       '96        '97       '98       '99       '00
27.37%    16.81%     30.29%    40.99%   144.28%   (26.91%)
================================================================================
Best Calendar Qtr.   12/99     62.22%
Worst Calendar Qtr.  12/00    (32.04%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        UTILITIES FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                (GRAPHIC OMITTED)
'91       '92      '93     '94      '95     '96     '97     '98     '99    '00
28.02%  10.76%    21.20%  (9.94%)  25.25%  12.75%  24.38   24.30%  19.88%  4.14%
================================================================================
Best Calendar Qtr.   12/98    16.33%
Worst Calendar Qtr.  6/00     (9.36%)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN(1)
                                                   AS OF 12/31/00
--------------------------------------------------------------------------------
                                             1 YEAR    5 YEARS      10 YEARS
                                                              OR SINCE INCEPTION
--------------------------------------------------------------------------------
Energy Fund--Investor Class(2)               58.17%      21.78%       11.27%

Financial Services Fund--Investor Class(2)   26.69%      22.26%       25.11%

Gold Fund--Investor Class(2)                (12.98%)    (17.42%)      (7.48%)

Health Sciences Fund--Investor Class(2)      25.80%      19.09%       19.26%

Leisure Fund--Investor Class(2)              (7.97%)     22.23%       22.61%

Real Estate Opportunity Fund--Investor
  Class(2)                                   24.72%        N/A         2.31%(3)

Technology Fund--Investor Class(2)          (22.77%)     26.68%       28.32%

Telecommunications Fund--Investor Class(2)  (26.91%)     30.82%       28.99%(4)

Utilities Fund--Investor Class(2)             4.14%      16.83%       15.48%

S&P 500 Index(5)                             (9.10%)     18.33%       17.44%

NAREIT - Equity REIT Index(5)                26.36%      10.10%       13.60%
================================================================================

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each Fund's expenses.

(2) Returns for Investor Class shares of Energy, Financial Services, Gold, Health Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications and Utilities Funds year-to-date as of the calendar quarter ended June 30, 2001 were (11.02%), (4.27%), 11.64%, (13.61%),
    11.77%, (0.16%), (32.17%), (34.43%) and (16.86%), respectively.

(3) The Fund commenced investment operations on January 2, 1997.

(4) The Fund commenced investment operations on August 1, 1994.

(5) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The NAREIT -- Equity REIT Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market. Please keep in mind that the Indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

ENERGY FUND
  Management Fees                                    0.73%
  Distribution and Service (12b-1) Fees(1)           0.25%
  Other Expenses(2),(3)                              0.44%
                                                     -----
  Total Annual Fund Operating Expenses(2),(3)        1.42%
                                                     =====

FINANCIAL SERVICES FUND
  Management Fees                                    0.63%
  Distribution and Service (12b-1) Fees(1)           0.25%
  Other Expenses(2),(3)                              0.38%
                                                     -----
Total Annual Fund Operating Expenses(2),(3)          1.26%
                                                     =====
GOLD FUND
  Management Fees                                    0.75%
  Distribution and Service (12b-1) Fees(1)           0.25%
  Other Expenses(2),(3)                              1.36%
                                                     -----
Total Annual Fund Operating Expenses(2),(3)          2.36%
                                                     =====
HEALTH SCIENCES FUND
  Management Fees                                    0.60%
  Distribution and Service (12b-1) Fees(1)           0.25%
  Other Expenses(2),(3)                              0.39%
                                                     -----
Total Annual Fund Operating Expenses(2),(3)          1.24%
                                                     =====

LEISURE FUND
  Management Fees                                    0.71%
  Distribution and Service (12b-1) Fees(1)           0.25%
  Other Expenses(2),(3)                              0.41%
                                                     -----
  Total Annual Fund Operating Expenses(2),(3)        1.37%
                                                     =====

REAL ESTATE OPPORTUNITY FUND
  Management Fees                                    0.75%
  Distribution and Service (12b-1) Fees(1)           0.25%
  Other Expenses(2),(3),(4)                          1.04%
                                                     -----
  Total Annual Fund Operating Expenses(2),(3),(4)    2.04%

TECHNOLOGY FUND
  Management Fees                                    0.46%
  Distribution and Service (12b-1) Fees(1)           0.25%
  Other Expenses(2),(3)                              0.28%
                                                     -----
  Total Annual Fund Operating Expenses(2),(3)        0.99%
                                                     =====

TELECOMMUNICATIONS FUND
  Management Fees                                    0.50%
  Distribution and Service (12b-1) Fees(1)           0.25%
  Other Expenses(2),(3)                              0.35%
                                                     -----
  Total Annual Fund Operating Expenses(2),(3)        1.10%
                                                     =====
UTILITIES FUND
  Management Fees                                    0.75%
  Distribution and Service (12b-1) Fees(1)           0.25%
  Other Expenses(2),(3),(4)                          0.41%
                                                     -----
  Total Annual Fund Operating Expenses(2),(3),(4)    1.41%
                                                     =====

(1) Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(3) The expense information presented in this table has been restated from the financial statments to reflect a change in the transfer agency fees.

(4) Certain expenses of Real Estate Opportunity Fund - Investor Class and Utilities Fund - Investor Class were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real Estate Opportunity Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal period ended March 31, 2001 were 0.61% and 1.61%, respectively, of the Fund's average net assets; and Utilities Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.31% and 1.31%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class shares may be higher or lower, based on these assumptions your costs would be:

                                              1 year  3 years  5 years 10 years

Energy Fund - Investor Class                   $145    $449     $776    $1,702
Financial Services Fund - Investor Class       $128    $400     $692    $1,523
Gold Fund - Investor Class                     $239    $736     $1,260  $2,696
Health Sciences Fund - Investor Class          $126    $393     $681    $1,500
Leisure Fund - Investor Class                  $139    $434     $750    $1,646
Real Estate Opportunity Fund - Investor Class  $207    $640     $1,098  $2,369
Technology Fund - Investor Class               $101    $315     $547    $1,213
Telecommunications Fund - Investor Class       $112    $350     $606    $1,340
Utilities Fund - Investor Class                $144    $446     $771    $1,691

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity, Technology and Utilities Funds may invest up to 25% of their respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation. Foreign securities risks are potentially greater for Gold and Telecommunications Funds, since those Funds have the ability to invest more than 25% of their respective assets in the securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable gain distributions to a Fund's shareholders.

                 ----------------------------------------------

Although each Fund generally invests in equity securities of companies in the economic sector described by its name, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                       RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks that   Market, Information, Political,
represent shares of foreign corporations held    Regulatory, Diplomatic,
by those banks.  Although traded in U.S.         Liquidity and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security  Counterparty Risk agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term

U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended March 31, 2001, were:

        Energy Fund                                166%(1)

        Health Sciences Fund                       177%(1)

        Real Estate Opportunity Fund               338%(1)

(1) Portfolio turnover was high due to active trading undertaken during the year in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.


[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $370.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $34.7 billion for more than 2,983,949 shareholder accounts of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended March 31, 2001.

--------------------------------------------------------------------------------
                                             ADVISORY FEE AS A PERCENTAGE OF
FUND                                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Energy Fund                                           0.73%
Financial Services Fund                               0.63%
Gold Fund                                             0.75%
Health Sciences Fund                                  0.60%
Leisure Fund                                          0.71%
Real Estate Opportunity Fund                          0.75%
Technology Fund                                       0.46%
Telecommunications Fund                               0.50%
Utilities Fund                                        0.75%
--------------------------------------------------------------------------------


[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

FUND                                             PORTFOLIO MANAGER(S)

Energy                                           John S. Segner
Financial Services                               Jeffrey G. Morris
                                                 Joseph W. Skornicka
Gold                                             John S. Segner
Health Sciences                                  Thomas R. Wald
Leisure                                          Mark Greenberg
Real Estate Opportunity                          Sean Katof
Technology                                       William R. Keithler
Telecommunications                               Brian B. Hayward
Utilities                                        Brian B. Hayward


MARK GREENBERG, a vice president of INVESCO, is the portfolio manager of Leisure Fund. Before joining INVESCO in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens & Clark. He is a Chartered Financial Analyst. Mark holds a B.S.B.A. from Marquette University.

BRIAN B. HAYWARD, a vice president of INVESCO, is the portfolio manager of Telecommunications and Utilities Funds. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a Chartered Financial Analyst. Brian holds an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

SEAN KATOF, is the portfolio manager of Real Estate Opportunity Fund. Sean joined INVESCO in 1994. He holds an M.S. in Finance and a B.S. in Business Administration from the University of Colorado.

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of Technology Fund. Before rejoining

INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a Chartered Financial Analyst. Bill holds an M.S. from the University of Wisconsin--Madison and a B.A. from Webster College.

JEFFREY G. MORRIS, a vice president of INVESCO, is a co-portfolio manager of Financial Services Fund. Jeff joined INVESCO in 1992 and is a Chartered Financial Analyst. He holds an M.S. in Finance from the University of Colorado--Denver and a B.S. in Business Administration from Colorado State University.


JOHN S. SEGNER, a vice president of INVESCO, is the portfolio manager of Energy and Gold Funds. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.

JOSEPH W. SKORNICKA, is a co-portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistent vice president for Comerica Incorporated. He is a Chartered Financial Analyst. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

Thomas R. Wald, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennslyvania and a B.A. from Tulane University.


[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Real Estate Opportunity, Telecommunications and Utilities Funds also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While each Fund invests in a single targeted market sector, each seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:

o  are willing to grow their capital over the long-term (at least five years)
o  can accept the additional risks associated with sector investing
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o are investing tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:

o primarily seeking current dividend income (although Real Estate Opportunity, Telecommunications and Utilities Funds do seek to provide income in addition to capital appreciation)
o unwilling to accept potentially significant changes in the price of Fund shares
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the Investor Class shares of the Funds. A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.

There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please forward, either by mail or electronically, a completed application form, and specify the fund or funds and the class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Investor Class, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of each Fund per 12-month period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. Each Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, and (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination.

INTERNET TRANSACTIONS. Investors may open new accounts, exchange and redeem shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.


METHOD                      INVESTMENT MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                    $1,000 for regular           INVESCO does not accept
Mail to:                    accounts; $250 for an IRA;   cash, credit cards,
INVESCO Funds Group, Inc.,  $50 for each subsequent      travelers' cheques,
P.O. Box 173706             investment.                  credit card checks,
Denver, CO 80217-3706.                                   instant loan checks,
You may send your check                                  money orders or third
by overnight courier to:                                 party checks unless
7800 E. Union Ave.                                       they are from another
Denver, CO 80237.                                        financial institution
                                                         related to a retirement
                                                         plan transfer.
--------------------------------------------------------------------------------
BY WIRE                     $1,000 for regular accounts;
You may send your payment   $250 for an IRA;
by bank wire                $50 for each subsequent
(call 1-800-525-8085        investment.
for instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH       $1,000 for regular accounts; You must forward your
Call 1-800-525-8085 to      $250 for an IRA;             bank account
request your purchase.      $50 for each subsequent      information to INVESCO
Upon your telephone         investment.                  prior to using this
instructions, INVESCO                                    option.
will move money from your
designated bank/credit
union checking or savings
account in order to
purchase shares.
--------------------------------------------------------------------------------
BY INTERNET                 $1,000 for regular           You will need a Web
Go to the INVESCO Web site  accounts;                    browser to use this
at invescofunds.com         $250 for an IRA; $50 for     service. Internet
                            each subsequent investment   purchase transactions
                                                         are limited to a
                                                         maximum of $25,000.
--------------------------------------------------------------------------------

METHOD                      INVESTMENT MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
REGULAR INVESTING WITH      $50 per month for EasiVest;  Like all regular
EASIVEST OR DIRECT PAYROLL  $50 per pay period for       investment plans,
PURCHASE                    Payroll Purchase.            neither EasiVest nor
You may enroll on  Direct   You may start or stop your   Direct Payroll Purchase
your fund  application, or  regular investment plan at   ensures a profit or
call us for a separate      any time, with two weeks'    protects against loss
form and more details.      notice to INVESCO.           in a falling market.
Investing the same          notice to INVESCO.           Because you'll invest
amount on a monthly basis                                continually, regardless
allows you to buy more                                   of varying price
shares when prices are low                               levels, consider your
and fewer shares when                                    financial ability to
prices are high. This                                    keep buying through low
"dollar cost averaging"                                  price levels. And
may help offset market                                   remember that you will
fluctuations.  Over a                                    lose money if you
period of time, your                                     redeem your shares when
average cost per share                                   the market value of all
may be less than the                                     your shares is less
actual average per share.                                than their cost.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE       $50 for subsequent        You must forward your
WITH ACH                       investments.              bank account
Automated transactions by                                information to INVESCO
phone are available for                                  prior to using this
subsequent purchases and                                 option. Automated
exchanges 24 hours a day.                                transactions are
Simply call 1-800-424-8085.                              limited to a maximum of
                                                         $25,000.
--------------------------------------------------------------------------------
BY EXCHANGE                    $1,000 for regular        See "Exchange Policy."
Between the same class of any  accounts; $250 for an
other INVESCO funds. Call      IRA; $50 for each
1-800-525-8085 for             subsequent  investment.
prospectuses of other INVESCO
funds.  Exchanges may be made
by phone or at our Web site at
invescofunds.com. You may also
establish an automatic monthly
exchange service between two
INVESCO funds,  call us for
further details and the correct
form.

Distribution Expenses. We have adopted a Master Distribution Plan and Agreement
- Investor Class (commonly known as a "12b-1 Plan") for the Funds' Investor Class shares. The 12b-1 fees paid by each Fund are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials, as well as to pay for certain distribution-related and other services. These services include compensation to third party brokers, financial advisers and financial services companies that sell Fund shares and/or service shareholder accounts.

Under the Plan, each Fund's payments are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. If distribution expenses for a Fund exceed these computed amounts, INVESCO pays the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

Shareholder Accounts. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.


TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times-- particularly in periods of severe economic or market disruption--when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances--for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.


METHOD                        REDEMPTION MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                  $250 (or, if less, full      INVESCO's telephone
Call us toll-free at:         liquidation of the account)  redemption privileges
1-800-525-8085                for a redemption check.      may be modified or
                                                           terminated in the
                                                           future at INVESCO's
                                                           discretion.  The
                                                           maximum amount which
                                                           may be redeemed by
                                                           telephone is
                                                           generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                    Any amount.                  The redemption
Mail your request to INVESCO                               request must be
Funds Group, Inc.,                                         signed by all
P.O. Box 173706,                                           registered account
Denver, CO 80217-3706.                                     owners. Payment will
You may also send your                                     be mailed to your
request by overnight courier                               address as it appears
to 7800 E. Union Ave.,                                     on INVESCO's records,
Denver, CO 80237.                                          or to a bank
                                                           designated by you in
                                                           writing.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         $50. IRA redemptions are not You must forward your
Call 1-800-525-8085 to        permitted.                   bank account
request your redemption.                                   information to
                                                           INVESCO prior to
                                                           using this option.
                                                           INVESCO will
                                                           automatically pay the
                                                           proceeds into your
                                                           designated bank
                                                           account.
--------------------------------------------------------------------------------

METHOD                        REDEMPTION MINIMUM           PLEASE REMEMBER
--------------------------------------------------------------------------------

BY INTERNET                   $50.                         You will need a Web
Go to the INVESCO Web site at IRA redemptions are not      browser to use this
invescofunds.com              permitted.                   service. Internet
                                                           transactions are
                                                           limited to a maximum
                                                           of $25,000. INVESCO
                                                           will automatically
                                                           pay the proceeds into
                                                           your designated bank
                                                           account.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE      $50.                         You must forward your
WITH ACH                                                   bank account
Automated transactions by                                  information to
phone are available for                                    INVESCO prior to
redemptions and                                            using this option.
exchanges 24 hours                                         Automated
a day. Simply call                                         transactions are
1-800-424-8085.                                            limited to a maximum
                                                           of $25,000.

--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN      $100 per payment on a        You must have least
You may call us to request    monthly or quarterly basis.  $10,000 total
the appropriate form and      The redemption check may be  invested with the
more information at           made payable to any party    INVESCO funds with at
1-800-525-8085.               you designate.               least $5,000 of that
                                                           total invested in the
                                                           fund from which
                                                           withdrawals will be
                                                           made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY        Any amount.                  All registered
Mail your request to                                       account owners must
INVESCO Funds Group, Inc.,                                 sign the request,
P.O. Box 173706                                            with signature
Denver, CO 80217-3706.                                     guarantees from an
                                                           eligible guarantor
                                                           financial
                                                           institution, such as
                                                           a commercial bank or
                                                           a recognized
                                                           national or regional
                                                           securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions and any money that you receive from the sale of shares of the Funds backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. Due to the nature of its investments, Gold Fund frequently generates substantial ordinary income. Energy, Financial Services, Gold, Health Sciences, Leisure, Technology and Telecommunications Funds expect to distribute their respective investment income, less Fund expenses, to shareholders annually. Real Estate Opportunity and Utilities Funds expect to make such distributions quarterly. All Funds can make distributions at other times, if they choose to do so.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the

Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although your higher basis may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                          YEAR ENDED    PERIOD ENDED
                                           MARCH 31       MARCH 31                     YEAR ENDED OCTOBER 31
                                          --------------------------------------------------------------------------
                                               2001         2000(a)      1999        1998       1997          1996
ENERGY FUND--
  INVESTOR CLASS

PER SHARE DATA
Net Asset Value - Beginning of Period       $ 17.40      $ 13.68      $ 11.30      $19.38    $ 15.03       $ 10.09
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS (b)
Net Investment Income(Loss)(c)                (0.08)       (0.00)        0.00        0.00       0.06          0.04
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                3.84         3.72         2.39       (5.04)      5.56          4.94
--------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                                   3.76         3.72         2.39       (5.04)      5.62          4.98
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)        0.00         0.00         0.01        0.01       0.05          0.04
Distributions from Capital Gains               1.43         0.00         0.00        0.34       1.22          0.00
In Excess of Capital Gains                     0.00         0.00         0.00        2.69       0.00          0.00
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            1.43         0.00         0.01        3.04       1.27          0.04
--------------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period             $   19.73      $ 17.40      $ 13.68      $11.30    $ 19.38       $ 15.03
====================================================================================================================

TOTAL RETURN                                  23.09%       27.19%(e)    21.19%     (28.51%)    40.65%        49.33%

RATIOS
Net Assets-End of Period ($000 Omitted)    $445,845     $221,432     $196,136    $137,455   $319,651      $236,169
Ratio of Expenses to Average
  Net Assets(f)                                1.41%        1.60%(g)     1.68%       1.58%      1.21%         1.30%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                       (0.35%)      (0.26%)(g)   (0.05%)      0.01%      0.39%        0.54%
Portfolio Turnover Rate                         166%         109%(e)      279%        192%       249%         392%

(a)  From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the period ended March 31, 2000 and for the years ended
     October 31, 1999 and 1998.
(d) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the years ended October 31, 1999, 1998 and 1996.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g)  Annualized


                                          YEAR ENDED    PERIOD ENDED
                                           MARCH 31       MARCH 31                     YEAR ENDED OCTOBER 31
                                          --------------------------------------------------------------------------
                                               2001         2000(a)      1999        1998       1997          1996
FINANCIAL SERVICES FUND--INVESTOR CLASS

PER SHARE DATA
Net Asset Value--
  Beginning of Period                      $  27.13     $  29.73     $  28.45    $  29.14   $  22.94      $  18.95
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net Investment Income                          0.10         0.03         0.08        0.25       0.28          0.50
Net Gains on Securities
(Both Realized and Unrealized)                 2.97         0.05         3.52        3.01       8.14          5.18
--------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                                   3.07         0.08         3.60        3.26       8.42          5.68
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income                            0.10         0.03         0.08        0.25       0.28          0.50
In Excess of Net Investment
  Income(b)                                    0.00         0.00         0.00        0.00       0.00          0.05
Distributions from Capital Gains               1.22         2.65         2.24        3.70       1.94          1.14
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            1.32         2.68         2.32        3.95       2.22          1.69
--------------------------------------------------------------------------------------------------------------------
Net Asset Value-End of  Period             $  28.88     $  27.13     $  29.73    $  28.45   $  29.14     $   22.94
====================================================================================================================

TOTAL RETURN                                  11.25%        0.60%(c)    13.52%      11.76%     39.80%        31.48%

RATIOS
Net Assets-End of Period
 ($000 Omitted)                          $1,368,583   $1,133,350   $1,242,555  $1,417,655 $1,113,255      $542,688
Ratio of Expenses to Average
  Net Assets(d)                                1.25%        1.29%(e)     1.26%       1.05%      0.99%         1.11%
Ratio of Net Investment Income
  to Average Net Assets                        0.36%        0.25%(e)     0.25%       0.85%      1.19%         2.48%
Portfolio Turnover Rate                          99%          38%(c)       83%         52%        96%          141%

(a)  From November 1, 1999 to March 31, 2000.
(b)  Distributions in Excess of Net Investment Income aggregated less than
     $0.01 on a per share basis for the year ended March 31, 2001 and the period ended March 31, 2000.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized

                                          YEAR ENDED    PERIOD ENDED
                                           MARCH 31       MARCH 31                     YEAR ENDED OCTOBER 31
                                          --------------------------------------------------------------------------
                                               2001         2000(a)      1999        1998       1997          1996
GOLD FUND--INVESTOR CLASS

PER SHARE DATA
Net Asset Value--
   Beginning of Period                     $   1.60     $   1.83    $    1.90    $   3.21   $   8.00      $   5.21
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS(b)
Net Investment Income (Loss)                  (0.01)       (0.01)       (0.03)       0.01      (0.02)        (0.01)
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)               (0.12)       (0.22)       (0.04)      (1.29)     (2.62)         2.80
--------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                                  (0.13)       (0.23)       (0.07)      (1.28)     (2.64)         2.79
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
 Investment Income                             0.00         0.00         0.00        0.00       0.00          0.00
In Excess of Net
 Investment Income                             0.04         0.00         0.00        0.03       2.15          0.00
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            0.04         0.00         0.00        0.03       2.15          0.00
--------------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period              $   1.43     $   1.60     $   1.83    $   1.90   $   3.21       $  8.00
====================================================================================================================

TOTAL RETURN                                  (8.38%)     (12.58%)(c)   (3.68%)    (39.98%)   (44.38%)       53.55%

RATIOS
Net Assets-End of Period
 ($000 Omitted)                             $64,429     $ 81,470     $ 99,753   $ 107,249  $ 151,085     $ 277,892
Ratio of Expenses to
 Average Net Assets(d)                         2.34%        2.08%(e)     2.20%       1.90%      1.47%         1.22%
Ratio of Net Investment
 Loss to Average Net Assets                   (0.99%)      (0.76%)(e)   (1.60%)     (0.93%)    (0.41%)       (0.08%)
Portfolio Turnover Rate                          90%          37%(c)      141%        133%       148%          155%

(a)  From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001 and for the years ended October 31, 1999 and 1997.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized

                                          YEAR ENDED    PERIOD ENDED
                                           MARCH 31       MARCH 31                     YEAR ENDED OCTOBER 31
                                          --------------------------------------------------------------------------
                                               2001         2000(a)      1999        1998       1997          1996
HEALTH SCIENCES FUND--INVESTOR CLASS

PER SHARE DATA
Net Asset Value -
 Beginning of Period                      $   55.52    $   58.39   $    62.12   $   57.50  $   55.24     $   50.47
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS(b)
Net Investment Income (Loss)                  (0.12)       (0.06)        0.14        0.13       0.06          0.07
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)               (0.51)        3.53         5.02       13.55      10.85          8.78
--------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                   (0.63)        3.47         5.16       13.68      10.91          8.85
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment
   Income                                      0.00         0.04         0.04        0.25       0.06          0.07
In Excess of Net Investment Income(c)          0.00         0.21         0.00        0.00       0.00          0.00
Distributions from Capital Gains               7.89         6.09         8.85        8.81       8.59          4.01
In Excess of Capital Gains                     1.22         0.00         0.00        0.00       0.00          0.00
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            9.11         6.34         8.89        9.06       8.65          4.08
-------------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period             $   45.78     $  55.52    $   58.39   $   62.12  $   57.50     $   55.24
===================================================================================================================

TOTAL RETURN                                  (4.12%)       6.30%(d)     8.44%      28.58%     22.96%        17.99%

RATIOS
Net Assets-End of Period
 ($000 Omitted)                           $1,580,37    $1,622,62   $1,574,020  $1,328,196  $ 944,498     $ 933,828
Ratio of Expenses to  Average
 Net Assets(e)                                 1.23%        1.18%(f)    1.22%        1.12%      1.08%         0.98%
Ratio of Net Investment Income
   (Loss) to Average Net Assets               (0.20%)      (0.22%)(f)    0.07%       0.25%      0.11%         0.11%
Portfolio Turnover Rate                         177%         107%(d)      127%         92%       143%           90%

(a) From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001 and for the period ended March 31, 2000.
(c) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the years ended October 31, 1999 and 1998.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized

                                          YEAR ENDED    PERIOD ENDED
                                           MARCH 31       MARCH 31                     YEAR ENDED OCTOBER 31
                                          --------------------------------------------------------------------------
                                               2001         2000(a)      1999        1998       1997          1996
LEISURE FUND--INVESTOR CLASS

PER SHARE DATA
Net Asset Value-Beginning
 of Period                                $   47.12    $   43.21    $   27.92   $   27.21  $   22.89    $    23.78
--------------------------------------------------------------------------------------------------------------------
INCOME FROM
 INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)               (0.00)       (0.13)        0.00        0.00       0.02          0.04
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)               (3.05)        7.27        17.20        3.69       4.96          2.25
--------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              (3.05)        7.14        17.20        3.69       4.98          2.29
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
 Investment Income(d)                          0.00         0.00         0.00        0.00       0.02          0.04
Distributions from Capital Gains               6.94         3.23         1.91        2.98       0.64          2.25
In Excess of Capital Gains                     0.00         0.00         0.00        0.00       0.00          0.89
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            6.94         3.23         1.91        2.98       0.66          3.18
--------------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period             $   37.13    $   47.12    $   43.21   $   27.92  $   27.21     $   22.89
====================================================================================================================

TOTAL RETURN                                  (5.50%)      17.34%(e)    65.13%      15.16%     22.32%        10.66%

RATIOS
Net Assets-End of Period
 ($000 Omitted)                            $607,428     $549,523     $443,348    $228,681   $216,616      $252,297
Ratio of Expenses to Average
   Net Assets(f)                               1.36%        1.28%(g)     1.44%       1.41%      1.41%         1.30%
Ratio of Net Investment Income
 (Loss) to Average Net Assets                 (0.51%)      (0.65%)(g)   (0.68%)     (0.09%)     0.05%         0.18%
Portfolio Turnover Rate                          28%          23%(e)       35%         31%       25%            56%

(a)  From November 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the years ended October 31, 1999 and 1998.
(d) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the years ended October 31, 1998, 1997 and 1996.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g)  Annualized

                                          YEAR ENDED    PERIOD ENDED                    PERIOD ENDED
                                           MARCH 31       MARCH 31     YEAR ENDED JULY 31    JULY 31
                                          -------------------------------------------------------------
                                               2001         2000(a)      1999        1998       1997(b)
REAL ESTATE OPPORTUNITY FUND--
   INVESTOR CLASS

PER SHARE DATA
Net Asset Value-Beginning of Period        $   6.63     $   6.90     $   9.15   $   10.99  $   10.00
-------------------------------------------------------------------------------------------------------
INCOME FROM
 INVESTMENT OPERATIONS
Net Investment Income                          0.26         0.27         0.33        0.38       0.22
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                0.48        (0.28)       (1.56)      (0.96)      0.99
-------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               0.74        (0.01)       (1.23)      (0.58)      1.21
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.25         0.23         0.34        0.39       0.22
In Excess of Net Investment Income             0.00         0.03         0.00        0.00       0.00
Distributions from Capital Gains               0.00         0.00         0.00        0.87       0.00
In Excess of Capital Gains                     0.00         0.00         0.68        0.00       0.00
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            0.25         0.26         1.02        1.26       0.22
-------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period              $   7.12     $   6.63     $   6.90    $   9.15  $   10.99
=======================================================================================================

TOTAL RETURN                                  11.05%       (0.03%)(c)  (13.29%)     (6.49%)    12.24%(c)

RATIOS
Net Assets-End of Period
 ($000 Omitted)                             $28,546      $20,046      $17,406     $23,548    $36,658
Ratio of Expenses to
 Average Net Assets(d)(e)                     1.60%         1.34%(f)     1.34%       1.22%      1.20%(f)
Ratio of Net Investment Income to
 Average Net Assets(e)                        3.52%         5.54%(f)     4.23%       3.53%      4.08%(f)
Portfolio Turnover Rate                         338%(g)      272%(c)(g)   697%(g)     258%        70%(c)

(a)   From  August 1, 1999 to March 31, 2000.
(b)   From January 2, 1997, commencement of investment operations, to July 31,
      1997.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2001, the period ended March 31, 2000, the years ended July 31, 1999 and 1998 and the period ended July 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.03%, 2.73% (annualized), 2.76%, 1.97%, and 1.83% (annualized), respectively, and ratio of net investment income to average net assets would have been 3.09%, 4.15% (annualized), 2.81%, 2.78% and 3.45% (annualized), respectively.
(f)   Annualized
(g) Portfolio Turnover was high during the year due to active trading undertaken in response to market conditions.


                                          YEAR ENDED    PERIOD ENDED
                                           MARCH 31       MARCH 31                    YEAR ENDED OCTOBER 31
                                          --------------------------------------------------------------------------
                                           2001         2000(a)       1999          1998        1997        1996
TECHNOLOGY FUND--INVESTOR CLASS

PER SHARE DATA
Net Asset Value-Beginning of Period       $101.92     $ 58.17       $ 28.07      $ 35.97      $ 34.23     $ 34.33
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net Investment Income (Loss)(b)             (0.10)      (0.03)        (0.07)        0.00          0.13       0.07
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)            (63.58)      47.69         30.17        (1.45)         6.23       5.76
---------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                (63.68)      47.66         30.10        (1.45)         6.36       5.83
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
Investment Income(c)                         0.00        0.00          0.00         0.00           0.13      0.07
Distributions from Capital Gains             0.00        3.91          0.00         3.16           4.49      5.86
In Excess of Capital Gains                   2.64        0.00          0.00         3.29           0.00      0.00
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          2.64        3.91          0.00         6.45           4.62      5.93
--------------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period              $35.60     $101.92        $58.17       $28.07         $35.97    $34.23
====================================================================================================================

TOTAL RETURN                               (63.54%)     85.87%(d)    107.23%       (2.47%)        20.71%    19.98%

RATIOS
Net Assets-End of Period
 ($000 Omitted)                        $2,181,879  $5,034,087     $2,081,613  $1,008,771     $1,039,968  $789,611
Ratio of Expenses to Average
 Net Assets(e)                               0.98%       0.88%(f)      1.20%        1.17%          1.05%     1.08%
Ratio of Net Investment Income
 (Loss) to Average Net Assets               (0.47%)     (0.48%)(f)    (0.79%)      (0.49%)         0.41%     0.24%
Portfolio Turnover Rate                        85%         28%(d)       143%         178%           237%      168%

(a) From November 1, 1999 to March 31, 2000.
(b) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(c) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the years ended October 31, 1998 and 1996.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized


                                          YEAR ENDED    PERIOD ENDED
                                           MARCH 31       MARCH 31                      YEAR ENDED JULY 31
                                          --------------------------------------------------------------------------
                                           2001         2000(a)       1999          1998        1997        1996
TELECOMMUNICATIONS FUND--
   INVESTOR CLASS

PER SHARE DATA
Net Asset Value-Beginning of Period      $64.42        $31.80        $19.60       $15.31      $12.43      $12.30
--------------------------------------------------------------------------------------------------------------------
INCOME FROM
 INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)           (0.16)         (0.10)        (0.00)        0.01        0.06        0.22
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)          (38.91)         32.87         12.57         5.32        3.90        1.38
--------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS         (39.07)         32.77         12.57         5.33        3.96        1.60
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
 Investment Income(d)                      0.00          (0.00)         0.00         0.00        0.06       0.22
Distributions from Capital Gains           0.00           0.15          0.37         1.04        1.02       1.25
In Excess of Capital Gains                 1.46           0.00          0.00         0.00        0.00       0.00
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        1.46           0.15          0.37         1.04        1.08       1.47
--------------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period            $23.89         $64.42        $31.80       $19.60      $15.31     $12.43
====================================================================================================================

TOTAL RETURN                             (61.42%)       103.25%(e)     65.52%       36.79%      33.93%     13.67%

RATIOS
Net Assets End of Period
 ($000 Omitted)                      $1,486,660     $4,125,890   $1,029,256      $276,577     $72,458    $50,516
Ratio of Expenses to
 Average Net Assets(f)                     1.10%          0.99%(g)     1.24%         1.32%       1.69%      1.66%
Ratio of Net Investment Income
 (Loss) to Average Net Assets            (0.32%)         (0.32%)(g)   (0.49%)       (0.16%)      0.56%      1.78%
Portfolio Turnover Rate                      61%            24%(e)       62%           55%         96%       157%

(a)  From August 1, 1999 to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001 and the period ended March 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 1999.
(d) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g)  Annualized


                                          YEAR ENDED    PERIOD ENDED
                                           MARCH 31       MARCH 31                    YEAR ENDED OCTOBER 31
                                          --------------------------------------------------------------------------
                                           2001         2000(a)       1999         1998        1997        1996
UTILITIES FUND--INVESTOR CLASS

PER SHARE DATA
Net Asset Value-Beginning of Period       $20.42      $17.68       $14.73       $ 12.42      $12.04      $10.61
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net Investment Income                       0.13       0.04          0.17          0.30        0.32        0.37
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)            (3.22)      3.95          3.20          2.56        1.25        1.43
-------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                (3.09)      3.99          3.37          2.86        1.57        1.80
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment
Income(b)                                   0.13       0.04          0.21          0.26        0.32        0.37
Distributions from Capital Gains            0.66       1.21          0.21          0.29        0.87        0.00
In Excess of Capital Gains                  0.34       0.00          0.00          0.00        0.00        0.00
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         1.13       1.25          0.42          0.55        1.19        0.37
-------------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period             $16.20     $20.42        $17.68       $ 14.73      $12.42      $12.04
===================================================================================================================

TOTAL RETURN                              (15.18%)    23.99%(c)     23.22%       23.44%      14.37%      17.18%

RATIOS
Net Assets-End of Period
   ($000 Omitted)                       $232,877   $260,554      $223,334     $177,309    $132,423    $153,082
Ratio of Expenses to
 Average Net Assets(d)(e)                   1.30%      1.24%(f)      1.26%        1.29%       1.22%       1.17%
Ratio of Net Investment Income
 to Average Net Assets(e)                   0.74%      0.50%(f)      1.02%        1.82%       2.74%       3.28%
Portfolio Turnover Rate                       49%        18%(c)        32%          47%         55%        141%

(a) From November 1, 1999 to March 31, 2000.
(b) Distributions in Excess of Net Investment Income aggregated less than
    $0.01 on a per share basis for the year ended March 31, 2001 and the year ended October 31, 1996.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2001, the period ended March 31, 2000 and for the years ended October 31, 1999, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.40%, 1.33% (annualized), 1.43%, 1.36%, 1.27%, and 1.25%, respectively, and ratio of net investment income to average net assets would have been 0.64%, 0.41% (annualized), 0.85%, 1.75%, 2.69% and 3.20%, respectively.
(f) Annualized

July 31, 2001


INVESCO SECTOR FUNDS, INC.
INVESCO Energy Fund--Investor Class
INVESCO Financial Services Fund--Investor Class
INVESCO Gold Fund--Investor Class
INVESCO Health Sciences Fund--Investor Class
INVESCO Leisure Fund--Investor Class
INVESCO Real Estate Opportunity Fund--Investor Class
INVESCO Technology Fund--Investor Class
INVESCO Telecommunications Fund--Investor Class
INVESCO Utilities Fund--Investor Class


You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2001 is a supplement to this Prospectus, and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090.This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-3826 and 002-85905.





811-3826

PROSPECTUS | JULY 31, 2001

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------


INVESCO SECTOR FUNDS, INC.
INVESCO TECHNOLOGY
FUND-INSTITUTIONAL
CLASS

A NO-LOAD CLASS OF SHARES OF A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM GROWTH FROM THE TECHNOLOGY SECTOR.


TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................................42
Fund Performance..............................................................44
Fees And Expenses.............................................................45
Investment Risks..............................................................45
Principal Risks Associated With The Fund......................................46
Temporary Defensive Positions.................................................48
Fund Management...............................................................48
Portfolio Manager.............................................................49
Potential Rewards.............................................................49
Share Price...................................................................50
How To Buy Shares.............................................................50
Your Account Services.........................................................53
How To Sell Shares............................................................54
Taxes.........................................................................55
Dividends And Capital Gain Distributions......................................56
Financial Highlights..........................................................57



                          [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Fund.

This Prospectus contains important information about the Fund's Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you based on how much you plan to invest and other relevant factors discussed in "How to Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to make your investment grow. It is aggressively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in the equity securities of companies engaged in technology-related industries. A portion of the Fund's assets are not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the technology sector;
o At least 50% of its assets must be devoted to producing revenues from the technology sector; or
o Based on other available information, we determine that its primary business is within the technology sector.

INVESCO uses a bottom-up investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

The Fund invests primarily in the equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure, networking, robotics and video. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.


A core portion of the Fund's portfolio is invested in market-leading technology companies that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are usually large, established firms that are leaders in their field and have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

The Fund's investments are diversified across the technology sector. However, because the Fund's investments are generally limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as investments of most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in the Fund may rise or fall rapidly.

The Fund is subject to other principal risks such as market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.


--------------------------------------------------------------------------------
                         TECHNOLOGY FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                (GRAPHIC OMITTED)
                          '99               '00
                        146.17%           (22.50%)
================================================================================
Best Calendar Qtr.   12/99     66.90%
Worst Calendar Qtr.  12/00    (36.26%)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN(1)
                                              AS OF 12/31/00
--------------------------------------------------------------------------------
                                                              10 YEARS OR
                                                1 YEAR      SINCE INCEPTION

Technology Fund--Institutional Class(2)        (21.50%)           39.79%(3)
S&P 500 Index(4)                                (9.10%)           17.44%

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The return for the Fund year-to-date as of the calendar quarter ended June 30, 2001 was (32.00%).
(3) The Fund's Institutional Class of shares were first offered on December 22, 1998.
(4) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

INVESCO TECHNOLOGY FUND--INSTITUTIONAL CLASS

Management Fees                                       0.46%
Distribution and Service (12b-1) Fees                  None
Other Expenses(1),(2)                                 0.13%
                                                      -----
Total Annual Fund Operating Expenses(1),(2)           0.59%
                                                      =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under an expense offset arrangement.
(2) The expense information presented in this table has been restated from the financial statements to reflect a change in the transfer agency fee.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                         1 year         3 years         5 years      10 years
                          $60            $189            $329         $738

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                     --------------------------------------

Although the Fund generally invests in equity securities of companies in the technology sector, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                                      RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                       Market, Information,
These are securities issued by U.S. banks                 Political, Regulatory,
that represent shares of foreign corporations             Diplomatic, Liquidity
held by those banks.  Although traded in U.S.             and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing directly
in foreign securities.
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS                                     Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price and
time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $370.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over 34.7 billion for more than 2,983,949 shareholder accounts of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended March 31, 2001.


--------------------------------------------------------------------------------
                                       ADVISORY FEE AS A PERCENTAGE OF
      FUND                          AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
      Technology Fund                                  0.46%
--------------------------------------------------------------------------------

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund:

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of Technology Fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a Chartered Financial Analyst. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.


[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While the Fund invests in a single targeted market sector, it seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:

o  are willing to grow their capital over the long-term (at least five years).
o  can accept the additional risks associated with sector investing.
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:

o  primarily seeking current dividend income.
o unwilling to accept potentially significant changes in the price of Fund shares.
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Institutional Class shares of the Fund. A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and the class or classes of shares you wish to purchase.


INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion if it determines this action is in the best interests of the Fund's shareholders. INVESCO will aggregate all of an institutional investor's accounts and sub-accounts for the purpose of meeting the Institutional Class's minimum investment requirements. INVESCO reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

INSTITUTIONAL INVESTORS

Minimum Initial Investment                         $  10,000,000
Minimum Balance                                    $   5,000,000
Minimum Subsequent Investment                      $  1 ,000,000

RETIREMENT PLANS OR EMPLOYEE BENEFIT PLANS

Minimum Total Plan Assets                          $ 100,000,000
Minimum Initial Investment                         $  10,000,000
Minimum Balance                                    $   5,000,000
Minimum Subsequent Investment                      $   1,000,000

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of the Fund per 12-month period.

o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s)

CHOOSING A SHARE CLASS. The Fund has mutiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Institutional Class shares are intended for use by institutions such as employee benefit plans, retirement plan sponsors, and banks acting for themselves or in a fiduciary or similar capacity. Institutional Class shares of the Fund are available for the collective and common trust funds of banks, banks investing for their own accounts and banks investing for the accounts of public entities (e.g., Taft-Hartley funds, states, cities or government agencies) that do not pay commissions or distribution fees.

METHOD                         INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                     Please refer to the    These shares are offered
Mail to:                     investment minimums    only to institutional
INVESCO Funds Group, Inc.,   described on page 51.  investors and qualified
P.O. Box 17970,                                     retirement plans.  These
Denver, CO 80217.                                   shares are not available to
You may send your check                             retail investors. INVESCO
by overnight courier to:                            does not accept cash, credit
7800 E. Union Ave.                                  cards, travelers' cheques,
Denver, CO 80237.                                   credit card checks, instant
                                                    loan checks, money
                                                    orders or third party
                                                    checks unless they
                                                    are from another
                                                    financial institution
                                                    related to a
                                                    retirement plan transfer.
--------------------------------------------------------------------------------
BY WIRE                      Please refer to the    These shares are offered
You may send your payment    investment minimums    only to institutional
by bank wire (call           described on page 51.  investors and qualified
1-800-328-2234 for                                  retirement plans. These
instructions).                                      shares are not available to
                                                    retail investors.

--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        Please refer to the    These shares are offered
Call 1-800-328-2234 to       investment minimums    only to institutional
request your purchase. Upon  described on page 51.  investors and qualified
your telephone instructions,                        retirement plans.  These
INVESCO will move money from                        shares are not available to
your designated bank/credit                         retail investors. You must
union checking or savings                           forward your bank account
account in order to purchase                        information to INVESCO prior
shares.                                             to using this option.
--------------------------------------------------------------------------------
BY EXCHANGE                  Please refer to the    These shares are offered
Between the same class of    investment minimums    only to institutional
any two INVESCO funds. Call  described on page 51.  investors and qualified
1-800-328-2234 for                                  retirement plans.  These
prospectuses of other INVESCO                       shares are not available
funds. Exchanges may be made                        to retail investors. See
in writing or by telephone.                         "Exchange Policy."
You may establish an
automatic monthly exchange
service between two INVESCO
funds; call us for further
details and the correct form.


[INVESCO ICON] YOUR ACCOUNT SERVICES

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

METHOD                 REDEMPTION MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE           $1,000 (or, if less, full  INVESCO's telephone redemption
Call us toll-free at:  liquidation of the         privileges may be modified or
1-800-328-2234         account) for a redemption  terminated in the future at
                       check.                     INVESCO's discretion. The
                                                  maximum amount which may be
                                                  redeemed by telephone is
                                                  generally $25,000.

METHOD                 REDEMPTION MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
IN WRITING               Any amount.              The redemption request must be
Mail your request to                              signed by all registered
INVESCO Funds Group, Inc.,                        account owners. Payment will
P.O. Box 17970, Denver, CO                        be mailed to your address as
80217. You may also send                          it appears on INVESCO's
your request by overnight                         records, or to a bank
courier to 7800 E. Union                          designated by you in writing.
Ave.,
Denver, CO 80237.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY   Any amount.              All registered account owners
Mail your request to                              must sign the request, with
INVESCO Funds Group, Inc.,                        signature guarantees from an
P.O. Box 17970                                    eligible guarantor financial
Denver, CO 80217.                                 institution, such as a
                                                  commercial bank or a
                                                  recognized national or
                                                  regional securities firm.
--------------------------------------------------------------------------------


[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions and any money that you receive from the sale of shares of the Fund backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.


[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually or at such other times as the Fund may elect.

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. The Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although your higher basis may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total return in the table represents the annual percentage that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                          YEAR      PERIOD    PERIOD
                                                          ENDED     ENDED      ENDED
                                                         MARCH 31  MARCH 31  OCTOBER 31
                                                        --------------------------------
                                                         2001      2000(a)    1999(b)
TECHNOLOGY FUND--INSTITUTIONAL CLASS

PER SHARE DATA
Net Asset Value Beginning of Period                    $ 102.55    $58.43      33.85
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS (c)
Net Investment Loss                                       (0.06)    (0.04)     (0.16)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                         (63.87)    48.07      24.74
-----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         (63.93)    48.03      24.58
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains                           0.00      3.91       0.00
In Excess of Capital Gains                                 2.64      0.00       0.00
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        2.64      3.91       0.00
=========================================================================================
Net Asset Value-End of Period                           $ 35.98  $ 102.55     $58.43
=========================================================================================

TOTAL RETURN                                             (63.39%)   86.14%(d)  72.61%(d)

RATIOS
Net Assets-End of Period ($000 Omitted)               $1,396,788 $4,453,520    $951,925
Ratio of Expenses to Average Net Assets(e)                 0.58%     0.56%(f)   0.74%(f)
Ratio of Net Investment Loss to Average Net Assets        (0.08%)   (0.15%)(f)  (0.36%)(f)
Portfolio Turnover Rate                                      85%       28%(d)     143%(g)

(a) From November 1, 1999 to March 31, 2000.
(b) From December 22, 1998, since inception of Institutional Class shares, to October 31, 1999.
(c) The per share information was computed based on average shares for the period ended October 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the fiscal year ended October 31, 1999.

July 31, 2001

INVESCO SECTOR FUNDS, INC.
INVESCO TECHNOLOGY FUND - INSTITUTIONAL CLASS

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The Prospectus, SAI, annual report and semiannual report are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-3826 and 002-85905.









811-3826

PROSPECTUS | July 31, 2001

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO SECTOR FUNDS, INC.
INVESCO ENERGY FUND--CLASS C
INVESCO FINANCIAL SERVICES FUND--CLASS C
INVESCO GOLD FUND--CLASS C
INVESCO HEALTH SCIENCES FUND--CLASS C
INVESCO LEISURE FUND--CLASS C
INVESCO REAL ESTATE OPPORTUNITY FUND--CLASS C
INVESCO TECHNOLOGY FUND--CLASS C
INVESCO TELECOMMUNICATIONS FUND--CLASS C
INVESCO UTILITIES FUND--CLASS C

NINE MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING TARGETED INVESTMENT OPPORTUNITIES. CLASS C SHARES ARE SOLD PRIMARILY THROUGH THIRD PARTIES, SUCH AS BROKERS, BANKS, AND FINANCIAL PLANNERS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................................60
Fund Performance..............................................................65
Fees And Expenses.............................................................70
Investment Risks..............................................................73
Principal Risks Associated With The Funds.....................................73
Temporary Defensive Positions.................................................75
Portfolio Turnover............................................................76
Fund Management...............................................................76
Portfolio Managers............................................................77
Potential Rewards.............................................................78
Share Price...................................................................79
How To Buy Shares.............................................................80
How To Sell Shares............................................................84
Taxes.........................................................................86
Dividends And Capital Gain Distributions......................................86
Financial Highlights..........................................................87

No dealer, sales person, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                          [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Funds.

This Prospectus contains important information about the Funds' Class C shares, which are sold primarily through third parties, such as brokers, banks, and financial planners. Each Fund also offers one or more additional classes of shares directly to the public through separate prospectuses. Each of the Fund's classes has varying expenses with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234 or your broker, bank, or financial planner who is offering the Class C shares offered in this Prospectus.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FACTORS COMMON TO ALL THE FUNDS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds seek to make your investment grow; Real Estate Opportunity, Telecommunications and Utilities Funds also attempt to earn income for you. The Funds are aggressively managed. They invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

Each Fund invests primarily in the equity securities of companies doing business in the economic sector described by its name. A portion of each Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:
o At least 50% of its gross income or its net sales must come from activities in the sector;

o At least 50% of its assets must be devoted to producing revenues from the sector; or
o Based on other available information, we determine that its primary business is within the sector.

INVESCO uses a bottom-up investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Funds emphasize strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

Each Fund's investments are diversified across the sector on which it focuses. However, because each Fund's investments are generally limited to a comparatively narrow segment of the economy, a Fund's investments are not as diversified as investments of most mutual funds, and far less diversified than the broad securities markets. This means that the Funds tend to be more volatile than other mutual funds, and the values of their portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in a Fund may rise or fall rapidly.

The Funds are subject to other principal risks such as market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

The Funds are concentrated in these sectors:

[KEY ICON]  INVESCO ENERGY FUND -- CLASS C

The Fund invests primarily in the equity securities of companies within the energy sector. These companies include oil companies, oil and gas exploration companies, pipeline companies, refinery companies, energy conservation companies, coal and uranium companies, alternative energy companies, and pollution control technology companies.

Generally, we prefer to keep the Fund's investments divided among the three main energy subsectors: major oil companies, energy services, and oil and gas exploration/production companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations in the Fund's shares. The businesses in which we invest may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale.

[KEY ICON]  INVESCO FINANCIAL SERVICES FUND -- CLASS C

The Fund invests primarily in the equity securities of companies involved in the financial services sector. These companies include, among others, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), and investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies).

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments -- although securities prices of financial services companies generally are interest rate-sensitive. We prefer companies that have both marketing expertise and superior technology, because INVESCO believes these companies are more likely to deliver products that match their customers' needs. We attempt to keep the portfolio holdings well-diversified across the entire financial services sector. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries, and the insurance industry in particular.

[KEY ICON]  INVESCO GOLD FUND -- CLASS C

The Fund invests primarily in the equity securities of companies involved in exploring for, mining, processing, or dealing and investing in gold. The securities of these companies are highly dependent on the price of gold at any given time.

Fluctuations in the price of gold directly--and often dramatically--affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers--South Africa and the former Soviet Union--may have a direct impact on the price of gold worldwide. Up to 10% of the Fund's assets may be invested in gold bullion. The Fund's investments in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the Fund can realize gains on bullion investments. The Fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

Because of the Fund's narrow focus, investors should expect extreme swings in the price of the Fund. INVESCO employs a "growth gold" philosophy which focuses the core portion of the portfolio on mid- to small-sized exploration companies that have the potential to make major gold discoveries around the world. The market prices of the stocks of these companies tend to rise and fall more rapidly than those of larger, more established companies. The remainder of the Fund's portfolio focuses on major gold stocks which are leaders in their fields. Up to 100% of the Fund's assets may be invested in foreign companies.

[KEY ICON]  INVESCO HEALTH SCIENCES FUND -- CLASS C

The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services.

We target strongly managed, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The remainder of the portfolio consists of faster-growing, more dynamic health care companies, which have new products or are increasing their market share of existing products. Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

Many of these activities are funded or subsidized by governments; withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON]  INVESCO LEISURE FUND -- CLASS C

The Fund invests primarily in the equity securities of companies engaged in the design, production and distribution of products related to the leisure activities of individuals. These industries include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants and selected retailers.

We seek firms that can grow their businesses regardless of the economic environment. INVESCO attempts to keep the portfolio well-diversified across the entire leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

[KEY ICON]  INVESCO REAL ESTATE OPPORTUNITY FUND -- CLASS C

The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS"), which invest in real estate or interests in real estate. The companies in which the Fund invests may also include real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies.

The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry--and, therefore, the performance of the Fund--is highly sensitive to national, regional and local economic conditions, interest rates, property taxes, overbuilding, decline in value of real estate and changes in rental income. In addition to the risks named above, REITS are also subject to the risks of any other equity securities.

[KEY ICON]  INVESCO TECHNOLOGY FUND -- CLASS C

The Fund invests primarily in the equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure, networking, robotics and video. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A core portion of the Fund's portfolio is invested in market-leading technology companies that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are usually large, established firms that are leaders in their field and have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON]  INVESCO TELECOMMUNICATIONS FUND -- CLASS C

The Fund invests primarily in the equity securities of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes companies that offer telephone service, wireless communications, satellite communications, television and movie programming, broadcasting and Internet access.

We select stocks based on projected total return for individual companies, while also analyzing country specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on smaller, faster growing companies that offer new products or services and/or are increasing their market share.

[KEY ICON]  INVESCO UTILITIES FUND -- CLASS C

The Fund invests primarily in the equity securities of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored to prevent extreme tilts in the Fund's portfolio, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

[GRAPH ICON]  FUND PERFORMANCE

Since the Funds' Class C shares were not offered until February 15, 2000, the bar charts below show the Funds' Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as their "total return") over the past decade or since inception. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND CLASS C RETURNS WOULD BE SIMILAR

BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHARTS DO NOT REFLECT CONTINGENT DEFERRED SALES CHARGES OR ASSET BASED FEE IN EXCESS OF 0.25% OF NET ASSETS; IF THEY DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31, 2000 for each Fund's Investor Class shares compared to the S&P 500 Index, and, with respect to Real Estate Opportunity Fund, the NAREIT--Equity REIT Index. The information in the charts and table illustrates the variability of each Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                           ENERGY FUND--INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN (1),(2)
================================================================================
                                [GRAPHIC OMITTED]

  '91      '92      '93     '94     '95    '96     '97    '98     '99      '00
(3.44%) (13.25%)   16.71% (7.25%) 19.80%  38.84% 19.09% (27.83%)  41.88%  58.17%

--------------------------------------------------------------------------------
Best Calendar Qtr.    9/97          28.24%
Worst Calendar Qtr.   9/98         (18.34%)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                     FINANCIAL SERVICES FUND--INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN (1),(2)
================================================================================
                               [GRAPHIC OMITTED]

  '91     '92     '93     '94      '95     '96     '97     '98    '99      '00
74.04%  26.76%  18.52%  (5.89%)  39.81%  30.29%  44.79%  13.45%  0.73%    26.69%

--------------------------------------------------------------------------------
Best Calendar Qtr.    3/91          27.65%
Worst Calendar Qtr.   9/98         (18.20%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           GOLD FUND--INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN (1),(2)
================================================================================
                               [GRAPHIC OMITTED]

  '91     '92     '93     '94      '95     '96     '97     '98    '99      '00
(7.22%) (8.04)% 72.47% (27.85%)  12.72%  40.64% (55.50%)(22.54%)(8.99%) (12.98%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    3/96          46.17%
Worst Calendar Qtr.   3/97         (37.51%)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                      HEALTH SCIENCES FUND--INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN (1),(2)
================================================================================
                               [GRAPHIC OMITTED]

  '91     '92     '93     '94      '95     '96     '97     '98    '99      '00
 91.82% (13.74)% (8.41%)  0.94%   58.89%  11.41%  18.46%  43.40%  0.59%   25.80%

--------------------------------------------------------------------------------
Best Calendar Qtr.    3/91          32.90%
Worst Calendar Qtr.   3/93         (21.96%)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                           LEISURE FUND--INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN (1),(2)
================================================================================
                                [GRAPHIC OMITTED]

  '91     '92     '93    '94      '95     '96     '97     '98    '99       '00
52.71%  23.39%  35.73% (4.98%)  15.79%   9.08%  26.46%  29.78%   65.59%  (7.97%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99         25.59%
Worst Calendar Qtr.    9/98        (12.62%)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                    REAL ESTATE OPPORTUNITY FUND--INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN (1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

                       1997      1998      1999     2000
                      21.50%   (23.48%)   (5.50%)  24.72%

--------------------------------------------------------------------------------
Best Calendar Qtr.     9/97         14.19%
Worst Calendar Qtr.    9/98        (20.46%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TECHNOLOGY FUND--INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN (1),(2)
================================================================================
                                [GRAPHIC OMITTED]

  '91     '92     '93    '94      '95     '96     '97     '98    '99       '00
76.98%   18.79%  15.03% 5.27%   45.80%  21.75%   8.85%  30.12% 144.94%  (22.77%)

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99         66.77%
Worst Calendar Qtr.   12/00        (36.32%)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                     TELECOMMUNICATIONS FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN (1),(2),(4)
================================================================================
                               [GRAPHIC OMITTED]

           1995       1996       1997       1998       1999       2000
          27.37%     16.81%     30.29%     40.99%    144.28%    (26.91%)

--------------------------------------------------------------------------------
Best Calendar Qtr.     12/99        62.22%
Worst Calendar Qtr.    12/00       (32.04%)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                          UTILITIES FUND--INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN (1),(2)
================================================================================
                                [GRAPHIC OMITTED]

  '91    '92     '93     '94      '95     '96     '97     '98    '99      '00
28.02%  10.76%  21.20% (9.94%)  25.25%  12.75%  24.38%  24.30%  19.88%    4.14%

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/98         16.33%
Worst Calendar Qtr.    6/00         (9.36%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           AVERAGE ANNUAL TOTAL RETURN (1)
                                                   AS OF 12/31/00
--------------------------------------------------------------------------------
                                                                   10 YEARS OR
                                           1 YEAR      5 YEARS   SINCE INCEPTION

Energy Fund--Investor Class(2),(3)          58.17%      21.78%        11.27%
Financial Services Fund--Investor
  Class(2),(3)                              26.69%      22.26%        25.11%
Gold Fund--Investor Class(2),(3)           (12.98%)    (17.42%)       (7.48%)
Health Sciences Fund--Investor Class(2),(3) 25.80%      19.09%        19.26%
Leisure Fund--Investor Class(2),(3)         (7.97%)     22.23%        22.61%
Real Estate Opportunity Fund--Investor
  Class(2),(3)                              24.72%         N/A        2.31%(4)
Technology Fund--Investor Class(2),(3)     (22.77%)     26.68%        28.32%
Telecommunications Fund--Investor
  Class(2),(3)                             (26.91%)     30.82%        28.99%(5)
Utilities Fund--Investor Class(2),(3)        4.14%      16.83%        15.48%
S&P 500 Index(6)                            (9.10%)     18.33%        17.44%
NAREIT--Equity REIT Index(6)                26.36%      10.10%        13.60%



(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each Fund's expenses.

(2) The total returns are for Investor Class shares that are not offered in this Prospectus. Total returns of Class C shares will differ only to the extent that the classes do not have the same expenses.

(3) Returns for Investor Class shares of Energy, Financial Services, Gold, Health Sciences, Leisure, Real Estate Opportunity, Technology, Telecommunications and Utilities Funds year-to-date as of the calendar quarter ended June 30, 2001 were (11.02%), (4.27%), 11.64%, (13.61%),
    11.77%, (0.16%), (32.17%), (34.43%) and (16.86%), respectively.

(4) The Fund commenced investment operations on January 2, 1997.

(5) The Fund commenced investment operations on August 1, 1994.

(6) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The NAREIT -- Equity REIT Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market. Please keep in mind that the Indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds:

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

CLASS C SHARES

Maximum Deferred Sales Charge (Load)                             1.00%(1)

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

      ENERGY FUND--CLASS C

      Management Fees                                           0.73%
      Distribution and Service (12b-1) Fees(2)                  1.00%
      Other Expenses(3)                                         0.32%
                                                                -----
      Total Annual Fund Operating Expenses(3)                   2.05%
                                                                =====

      FINANCIAL SERVICES FUND--CLASS C

      Management Fees                                           0.63%
      Distribution and Service (12b-1) Fees(2)                  1.00%
      Other Expenses(3)                                         0.22%
                                                                -----
      Total Annual Fund Operating Expenses(3)                   1.85%
                                                                =====

      GOLD FUND--CLASS C
      Management Fees                                           0.75%
      Distribution and Service (12b-1) Fees(2)                  1.00%
      Other Expenses(3)                                         1.64%
                                                                -----
      Total Annual Fund Operating Expenses(3)                   3.39%
                                                                =====

      HEALTH SCIENCES FUND--CLASS C
      Management Fees                                           0.60%
      Distribution and Service (12b-1) Fees(2)                  1.00%
      Other Expenses(3)                                         0.43%
                                                                -----
      Total Annual Fund Operating Expenses(3)                   2.03%
                                                                =====

      LEISURE FUND--CLASS C
      Management Fees                                           0.71%
      Distribution and Service (12b-1) Fees(2)                  1.00%
      Other Expenses(3)                                         0.37%
                                                                -----
      Total Annual Fund Operating Expenses(3)                   2.08%
                                                                =====

      REAL ESTATE OPPORTUNITY FUND--CLASS C
      Management Fees                                           0.75%
      Distribution and Service (12b-1) Fees(2)                  1.00%
      Other Expenses(3),(4),(5)                                 0.51%
                                                                -----
      Total Annual Fund Operating Expenses(3),(4),(5)           2.26%
                                                                =====

      TECHNOLOGY FUND--Class C
      Management Fees                                           0.46%
      Distribution and Service (12b-1) Fees(2)                  1.00%
      Other Expenses(3),(4)                                     0.42%
                                                               -------
      Total Annual Fund Operating Expenses(3),(4)               1.88%
                                                               ======

      TELECOMMUNICATIONS FUND--CLASS C
      Management Fees                                           0.50%
      Distribution and Service (12b-1) Fees(2)                  1.00%
      Other Expenses(3),(4)                                     0.49%
                                                               -------
      Total Annual Fund Operating Expenses(3),(4)               1.99%
                                                               =======

      UTILITIES FUND--CLASS C
      Management Fees                                           0.75%
      Distribution and Service (12b-1) Fees(2)                  1.00%
      Other Expenses(3),(4),(5)                                 0.37%
                                                                -----
      Total Annual Fund Operating Expenses(3),(4),(5)           2.12%
                                                                =====


(1) A 1% contingent deferred sales charge may be charged on redemptions or exchanges of shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions.

(2) Because the Fund's Class C shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(3) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(4) The expense information in this table has been restated from the financial statements to reflect a change in the transfer agency fees.

(5) Certain expenses of Real Estate Opportunity Fund - Class C, and Utilities Fund - Class C were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real Estate Opportunity Fund-Class C's shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended March 31, 2001 were insignificant and Utilities Fund-Class C's shares' Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended March 31, 2001 were insignificant.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Class C shares of the Funds to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of those periods. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would be:

IF SHARES ARE REDEEMED                  1 YEAR    3 YEARS    5 YEARS    10 YEARS

Energy Fund--Class C                      $308       $643     $1,103     $2,379
Financial Services Fund--Class C          $288       $582     $1,001     $2,169
Gold Fund--Class C                        $442     $1,042     $1,765     $3,676
Health Sciences Fund--Class C             $306       $637     $1,093     $2,358
Leisure Fund--Class C                     $311       $652     $1,119     $2,410
Real Estate Opportunity Fund--Class C     $329       $706     $1,210     $2,595
Technology Fund--Class C                  $291       $591     $1,016     $2,201
Telecommunications Fund--Class C          $302       $624     $1,073     $2,317
Utilities Fund--Class C                   $315       $664     $1,139     $2,452

IF SHARES ARE NOT REDEEMED              1 YEAR    3 YEARS    5 YEARS    10 YEARS

Energy Fund--Class C                      $208       $643     $1,103     $2,379
Financial Services Fund--Class C          $188       $582     $1,001     $2,169
Gold Fund--Class C                        $342     $1,042     $1,765     $3,676
Health Sciences Fund--Class C             $206       $637     $1,093     $2,358
Leisure Fund--Class C                     $211       $652     $1,119     $2,410
Real Estate Opportunity Fund--Class C     $229       $706     $1,210     $2,595
Technology Fund--Class C                  $191       $591     $1,016     $2,201
Telecommunications Fund--Class C          $202       $624     $1,073     $2,317
Utilities Fund--Class C                   $215       $664     $1,139     $2,452

[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Energy, Financial Services, Health Sciences, Leisure, Real Estate Opportunity, Technology and Utilities Funds may invest up to 25% of their respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation. Foreign securities risks are potentially greater for Gold and Telecommunications Funds, since those Funds have the ability to invest more than 25% of their respective assets in the securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.

            ---------------------------------------------------------

Although each Fund generally invests in equity securities of companies in the economic sector described by its name, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below.

Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.



--------------------------------------------------------------------------------
INVESTMENT                                      RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks        Market, Information, Political,
that represent shares of foreign                 Regulatory, Diplomatic,
corporations held by those banks.  Although      Liquidity and Currency Risks
traded in U.S. securities markets and
valued in U.S. dollars, ADRs carry most of
the risks of investing directly in foreign
securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller                Counterparty Risk
of a  security agrees to buy it back
at an agreed-upon price and time
in the future.
--------------------------------------------------------------------------------


[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS
When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended March 31, 2001, were:

      Energy Fund                      166%(1)
      Health Sciences Fund             177%(1)
      Real Estate Opportunity Fund     338%(1)

(1) Portfolio turnover was high during the year due to active trading undertaken in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.


[INVESCO ICON]  FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $370.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $34.7 billion for more than 2,983,949 shareholder accounts of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended March 31, 2001.

--------------------------------------------------------------------------------
                                       ADVISORY FEE AS A PERCENTAGE OF
FUND                               AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Energy Fund                                        0.73%
Financial Services Fund                            0.63%
Gold Fund                                          0.75%
Health Sciences Fund                               0.60%
Leisure Fund                                       0.71%
Real Estate Opportunity Fund                       0.75%
Technology Fund                                    0.46%
Telecommunications Fund                            0.50%
Utilities Fund                                     0.75%



[INVESCO ICON]  PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

      FUND                             PORTFOLIO MANAGER

      Energy                           John S. Segner
      Financial Services               Jeffrey G. Morris
      Gold                             John S. Segner
                                       Joseph W. Skornicka
      Health Sciences                  Thomas R. Wald
      Leisure                          Mark Greenberg
      Real Estate Opportunity          Sean Katof
      Technology                       William R. Keithler
      Telecommunications               Brian B. Hayward
      Utilities                        Brian B. Hayward

MARK GREENBERG, a vice president of INVESCO, is the portfolio manager of Leisure Fund. Before joining INVESCO in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens & Clark. He is a Chartered Financial Analyst. Mark holds a B.S.B.A. from Marquette University.

BRIAN B. HAYWARD, a vice president of INVESCO, is the portfolio manager of Telecommunications and Utilities Funds. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a Chartered Financial Analyst. Brian holds an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

SEAN KATOF, is the portfolio manager of Real Estate Opportunity Fund. Sean joined INVESCO in 1994. He holds an M.S. in Finance and a B.S. in Business Administration from the University of Colorado.

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of Technology Fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a Chartered Financial Analyst. Bill holds an M.S. from the University of Wisconsin--Madison and a B.A. from Webster College.

JEFFREY G. MORRIS, a vice president of INVESCO, is a co-portfolio manager of Financial Services Fund. Jeff joined INVESCO in 1992 and is a Chartered Financial Analyst. He holds an M.S. in Finance from the University of Colorado--Denver and a B.S. in Business Administration from Colorado State University.


JOHN S. SEGNER, a vice president of INVESCO, is the portfolio manager of Energy and Gold Funds. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.

JOSEPH W. SKORNICKA, is a co-portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a Chartered Financial Analyst. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from Wharton School at the University of Pennsylvania and a B.A. from Tulane University.


[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Real Estate Opportunity, Telecommunications and Utilities Funds also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While each Fund invests in a single targeted market sector, each seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:

o  are willing to grow their capital over the long-term (at least five years)
o  can accept the additional risks associated with sector investing
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o are investing tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:

o primarily seeking current dividend income (although Real Estate Opportunity, Telecommunications and Utilities Funds do seek to provide income in addition to capital appreciation)
o unwilling to accept potentially significant changes in the price of Fund shares
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
------------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the Class C shares of the Funds. A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and other expenses payable by that class.

There is no charge to invest directly through INVESCO. However, with respect to Class C shares, upon redemption or exchange of Class C shares held thirteen months or less (other than Class C shares acquired through reinvestment of dividends or other distributions, or Class C shares exchanged for Class C shares of another INVESCO fund), a contingent deferred sales charge of 1% of the amount of the total original cost of the Class C shares may be assessed. If you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and the class or classes of shares you wish to purchase.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $10,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $1,000 (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per 12-month period, but you may be subject to the contingent deferred sales charge, described below.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. Each Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your investment representative can help you decide among the various classes. Please contact your investment representative for several convenient ways to invest in the Funds. Class C shares are available only through your investment representative.

CONTINGENT DEFERRED SALES CHARGE (CDSC). If you redeem or exchange Class C shares of any Fund after holding them thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions), a CDSC of 1% of the total original cost of the shares being redeemed or exchanged may be assessed. The fee applies to redemptions from a Fund and exchanges (other than exchanges into Class C shares) into any of the other mutual funds which are also advised by INVESCO and distributed by IDI. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than thirteen months, the CDSC will be assessed on the current net asset value of those shares.

You will not pay a CDSC:
o  if you redeem Class C shares held for more than 13 months;
o  if  you  redeem  shares  acquired  through   reinvestment  of  dividends  and
   distributions;
o  on increases in the net asset value of your shares;

o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any 12-month period. The value of your shares and applicable 12-month period will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
o  to pay account fees;
o for IRA distributions due to death, disability or periodic distributions based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o  for redemptions following the death of a shareholder or beneficial owner.


METHOD                   INVESTMENT MINIMUM     PLEASE REMEMBER
--------------------------------------------------------------------------------

BY CHECK                 $1,000 for regular     INVESCO does not accept cash,
Mail to:                 accounts;              credit cards, travelers'
INVESCO Funds Group,     $250 for an IRA;       cheques, credit card checks,
Inc.,                    $50 for each           instant loan checks, money
P.O. Box 17970,          subsequent invest-     orders or third party checks
Denver, CO 80217.        ment.                  unless they are from another
You may send your check                         financial institution related
by overnight courier to:                        to a retirement plan transfer.
7800 E. Union Ave.                              Purchase orders are limited
Denver, CO 80237.                               to $1,000,000 or less.
--------------------------------------------------------------------------------
BY WIRE                  $1,000 for regular     Purchase orders are limited to
You may send your        accounts; $250 for an  $1,000,000 or less.
payment by               IRA; $50 for each
bank wire (call          subsequent invest-
1-800-328-2234 for       ment.
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH    $1,000 for regular     You must forward your bank
Call 1-800-328-2234      accounts;              account information to INVESCO
to request your          $250 for an IRA;       prior to using this option.
purchase.  Upon your     $50 for each           Purchase orders are limited to
telephone                subsequent invest-     $1,000,000 or less.
instructions,            ment.
INVESCO will move
money from your
designated bank/
credit union
checking or savings
account in order to
purchase shares.
--------------------------------------------------------------------------------

METHOD                   INVESTMENT MINIMUM     PLEASE REMEMBER
--------------------------------------------------------------------------------
REGULAR INVESTING        $50 per month for      Like all regular investment
WITH EASIVEST            EasiVest; $50 per      plans, neither EasiVest nor
OR DIRECT PAYROLL        pay period for         Direct Payroll Purchase
PURCHASE                 Direct Payroll         ensures a profit or protects
You may enroll on        Purchase. You may      against loss in a falling mar-
your fund                start or stop your     ket. Because you'll invest
application, or call     regular investment     continually, regardless of
us for a separate        plan at anytime,       varying price levels, consider
form and more            with two weeks'        your financial ability to keep
details. Investing       notice to INVESCO.     buying through low price
the same amount on a                            levels. And remember that you
monthly basis allows                            will lose money if you redeem
you to buy more                                 your shares when the market
shares when prices                              value of all your shares is
are low and fewer                               less than their cost. Purchase
shares when prices                              orders are limited to
are high. This                                  $1,000,000 or less.
"dollar cost
averaging" may help
offset market
fluctuations. Over
a period of time,
your average cost
per share may be
less than the actual
average per share.
--------------------------------------------------------------------------------
BY EXCHANGE          $1,000 for regular         See "Exchange Policy." Purchase
Between the same     accounts;                  orders are limited to
class of any two     $250 for an IRA;           $1,000,000 or less.
INVESCO funds. Call  $50 for each
1-800-328-2234 for   subsequent investment.
prospectuses of
other INVESCO funds.
Exchanges may be
made in writing or
by telephone. You may
also establish an
automatic monthly
exchange service
between two INVESCO
funds; call us for
further details
and the correct form.
--------------------------------------------------------------------------------

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement
- Class C (commonly known as a "12b-1 Plan") for the Funds' Class C shares. The 12b-1 fees paid by each Fund's Class C shares are used to pay distribution fees to IDI for the sale and distribution of the Funds' shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds' Class C shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times-- particularly in periods of severe economic or market disruption-- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances - for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

If you participate in EasiVest, the Funds' automatic monthly investment program and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEE. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions.

--------------------------------------------------------------------------------
METHOD                        REDEMPTION MINIMUM     PLEASE REMEMBER
--------------------------------------------------------------------------------

BY TELEPHONE                  $250 (or, if less,     INVESCO's telephone
Call us toll-free at:         full liquidation of    redemption privileges
1-800-328-2234                the account) for a     may be modified or
                              redemption check.      terminated in the
                                                     future at INVESCO's
                                                     discretion. The maximum
                                                     amount which may be
                                                     redeemed by telephone
                                                     is generally $25,000.

--------------------------------------------------------------------------------
IN WRITING                    Any amount.            The redemption request
Mail your request to                                 must be signed by all
INVESCO Funds Group, Inc.,                           registered account
P.O. Box 17970,                                      owners. Payment will be
Denver, CO 80217.                                    mailed to your address
You may also send your                               as it appears on
request by overnight                                 INVESCO's records,  or
courier to                                           to a bank designated by
7800 E. Union Ave.,                                  you in writing.
Denver, CO 80237.
--------------------------------------------------------------------------------

BY TELEPHONE WITH ACH         $50. IRA redemptions   You must forward your
Call 1-800-328-2234 to        are not permitted.     bank account
request your redemption.                             information to INVESCO
                                                     prior to using this
                                                     option. INVESCO will
                                                     automatically pay the
                                                     proceeds into your
                                                     designated bank account.


--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN      $100 per payment on a  You must have at least
You may call us to            monthly  or quarterly  $10,000 total invested
request the appropriate       basis. The redemption  with the INVESCO funds
form and more                 check may be made      with at least $5,000 of
information at                payable to any party   that total invested in
1-800-328-2234.               you designate.         the fund from which
                                                     withdrawals will be
                                                     made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY        Any amount.            All registered account
Mail your request to                                 owners must sign the
INVESCO Funds Group, Inc.,                           request, with
P.O. Box 17970                                       signature guarantees
Denver, CO 80217.                                    from an eligible
                                                     guarantor financial
                                                     institution, such as a
                                                     commercial bank or a
                                                     recognized national or
                                                     regional securities
                                                     firm.

[GRAPH ICON]  TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions and any money that you receive from the sale of shares of the Funds backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. Due to the nature of its investments, Gold Fund frequently generates substantial ordinary income. Energy, Financial Services, Gold, Health Sciences, Leisure, Technology and Telecommunications Funds expect to distribute their respective investment income, less Fund expenses, annually to shareholders. Real Estate Opportunity and Utilities Funds expect to make such distributions quarterly. All Funds can make distributions at other times, if they choose to do so.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although your higher basis may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the financial performance of the Class C shares of each Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Class C share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Class C share of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                                YEAR ENDED     PERIOD ENDED
                                                 MARCH 31       MARCH 31
                                             -------------------------------
                                                   2001           2000(a)
ENERGY FUND--CLASS C

PER SHARE DATA
Net Asset Value--Beginning of Period              $17.39         $14.35
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                               (0.05)         (0.01)
Net Gains on Securities
   (Both Realized and Unrealized)                   3.67           3.05
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    3.62           3.04
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains                    1.43           0.00
--------------------------------------------------------------------------------
Net Asset Value--End of Period                    $19.58         $17.39
================================================================================

TOTAL RETURN(c)                                   22.35%      21.11%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)         $8,704            $16
Ratio of Expenses to Average Net Assets(e)         2.05%       2.05%(f)
Ratio of Net Investment Loss to Average
  Net Assets                                     (1.10%)     (1.11%)(f)
Portfolio Turnover Rate                             166%        109%(g)


(a) From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from November 1, 1999 to March 31, 2000.

                                                YEAR ENDED     PERIOD ENDED
                                                 MARCH 31       MARCH 31
                                             -------------------------------
                                                   2001           2000(a)
FINANCIAL SERVICES FUND--CLASS C

PER SHARE DATA
Net Asset Value--Beginning of Period              $27.06         $23.66
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                   (0.09)           0.00
Net Gains on Securities
   (Both Realized and Unrealized)                   3.05           3.48
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    2.96           3.48
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)             0.08           0.00
In Excess of Net Investment Income                  0.00           0.08
Distributions from Capital Gains                    1.22           0.00
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 1.30           0.08
--------------------------------------------------------------------------------
Net Asset Value--End of Period                    $28.72         $27.06
================================================================================

TOTAL RETURN(e)                                   10.87%      14.72%(f)

RATIOS
Net Assets--End of Period ($000 Omitted)         $12,221           $138
Ratio of Expenses to Average Net Assets(g)         1.85%       1.63%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets                             (0.31%)       0.39%(h)
Portfolio Turnover Rate                              99%         38%(i)


(a) From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended March 31, 2001 and the period ended March 31, 2000.
(d) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(e) The applicable CDSC fees are not included in the Total Return Calculation.
(f) Based on operations for the period shown and, accordingly, is not representative of a full year.
(g) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(h) Annualized
(i) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from November 1, 1999 to March 31, 2000.

                                                YEAR ENDED     PERIOD ENDED
                                                 MARCH 31       MARCH 31
                                             -------------------------------
                                                   2001           2000(a)
GOLD FUND--CLASS C

PER SHARE DATA
Net Asset Value--Beginning of Period               $1.60          $1.75
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                            (0.01)         (0.00)
Net Losses on Securities
   (Both Realized and Unrealized)                 (0.02)         (0.15)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (0.03)         (0.15)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
In Excess of Net Investment Income                  0.04           0.00
--------------------------------------------------------------------------------
Net Asset Value--End of Period                      1.53          $1.60
================================================================================

TOTAL RETURN(d)                                  (1.95%)     (8.57%)(e)

RATIOS
Net Assets--End of Period ($000 Omitted)             $57             $1
Ratio of Expenses to Average Net Assets(f)         3.38%       3.54%(g)
Ratio of Net Investment Loss to
  Average Net Assets                             (1.41%)     (0.82%)(g)
Portfolio Turnover Rate                              90%         37%(h)

(a) From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended March 31, 2000.
(d) The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from November 1, 1999 to March 31, 2000.

                                                YEAR ENDED     PERIOD ENDED
                                                 MARCH 31       MARCH 31
                                             -------------------------------
                                                   2001           2000(a)

HEALTH SCIENCES FUND--CLASS C

PER SHARE DATA
Net Asset Value--Beginning of Period              $55.50         $62.05
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                               (0.05)         (0.03)
Net Losses on Securities
   (Both Realized and Unrealized)                 (0.94)         (6.52)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (0.99)           0.00
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains                    7.89           0.00
In Excess of Capital Gains                          1.22           0.00
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 9.11         (6.55)
--------------------------------------------------------------------------------
Net Asset Value--End of Period                    $45.40         $55.50
================================================================================

TOTAL RETURN(c)                                  (4.79%)    (10.56%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)         $10,767           $470
Ratio of Expenses to Average Net Assets(e)         2.03%       1.65%(f)
Ratio of Net Investment Loss to Average
  Net Assets                                     (1.08%)     (0.54%)(f)
Portfolio Turnover Rate                             177%        107%(g)


(a) From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from November 1, 1999 to March 31, 2000.

                                                YEAR ENDED     PERIOD ENDED
                                                 MARCH 31       MARCH 31
                                             -------------------------------
                                                   2001           2000(a)

LEISURE FUND--CLASS C

PER SHARE DATA
Net Asset Value--Beginning of Period              $47.09         $45.51
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                               (0.13)         (0.02)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                 (3.22)           1.60
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (3.35)           1.58
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS FROM CAPITAL GAINS                    6.94           0.00
--------------------------------------------------------------------------------
Net Asset Value--End of Period                    $36.80         $47.09
================================================================================

TOTAL RETURN(c)                                  (6.18%)         3.47%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)          $5,388            $84
Ratio of Expenses to Average Net Assets(e)         2.08%       1.71%(f)
Ratio of Net Investment Loss to
   Average Net Assets                             (1.08%)     (0.42%)(f)
Portfolio Turnover Rate                              28%         23%(g)


(a) From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from November 1, 1999 to March 31, 2000.

                                                YEAR ENDED     PERIOD ENDED
                                                 MARCH 31       MARCH 31
                                             -------------------------------
                                                   2001           2000(a)
REAL ESTATE OPPORTUNITY FUND--CLASS C

PER SHARE DATA
Net Asset Value--Beginning of Period               $6.62          $6.58
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.20           0.08
Net Gains on Securities
   (Both Realized and Unrealized)                   0.48           0.06
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    0.68           0.14
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.20           0.04
In Excess of Net Investment Income                  0.00           0.06
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                0.20           0.10
--------------------------------------------------------------------------------
Net Asset Value--End of Period                     $7.10          $6.62
================================================================================

TOTAL RETURN(b)                                   10.20%       2.10%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)          $1,336           $143
Ratio of Expenses to Average Net Assets(d)(e)      2.26%       1.77%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                    2.90%      19.13%(f)
Portfolio Turnover Rate                          338%(g)     272%(g)(h)


(a) From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The applicable CDSC fees are not included in the Total Return Calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.26% and 2.04% (annualized), respectively, and ratio of net investment income to average net assets would have been 2.90% and 18.86% (annualized), respectively.
(f) Annualized
(g) Portfolio turnover was greater than expected during the year due to active trading undertaken in response to market conditions.
(h) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from August 1, 1999 to March 31, 2000.

                                                YEAR ENDED     PERIOD ENDED
                                                 MARCH 31       MARCH 31
                                             -------------------------------
                                                   2001           2000(a)
TECHNOLOGY FUND--CLASS C

PER SHARE DATA
Net Asset--Value Beginning of Period             $101.85         $95.51
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                               (0.18)         (0.15)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                (63.81)           6.49
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 (63.99)           6.34
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
IN EXCESS OF CAPITAL GAINS                          2.64           0.00
--------------------------------------------------------------------------------
Net Asset Value--End of Period                    $35.22        $101.85
================================================================================

TOTAL RETURN(c)                                 (63.89%)       6.63%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)         $15,919         $2,970
Ratio of Expenses to Average Net Assets(e)         1.86%       1.45%(f)
Ratio of Net Investment Loss to Average
  Net Assets                                     (1.30%)     (1.03%)(f)
Portfolio Turnover Rate                              85%         28%(g)


(a) From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from November 1, 1999 to March 31, 2000.

                                                YEAR ENDED     PERIOD ENDED
                                                 MARCH 31       MARCH 31
                                             -------------------------------
                                                   2001           2000(a)

TELECOMMUNICATIONS FUND--CLASS C

PER SHARE DATA
Net Asset Value--Beginning of Period              $64.37         $59.28
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                               (0.13)         (0.06)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                (39.08)           5.15
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 (39.21)           5.09
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
IN EXCESS OF CAPITAL GAINS                          1.46           0.00
--------------------------------------------------------------------------------
Net Asset Value--End of Period                    $23.70         $64.37
================================================================================

TOTAL RETURN(c)                                 (61.69%)       8.59%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)         $11,980         $2,530
Ratio of Expenses to Average Net Assets(e)         1.99%       1.49%(f)
Ratio of Net Investment Loss to Average
  Net Assets                                     (1.18%)     (0.86%)(f)
Portfolio Turnover Rate                              61%         24%(g)


(a) From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the period ended March 31, 2000.
(c) The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f) Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from August 1, 1999 to March 31, 2000.

                                                YEAR ENDED     PERIOD ENDED
                                                 MARCH 31       MARCH 31
                                             -------------------------------
                                                   2001           2000(a)

UTILITIES FUND--CLASS C

PER SHARE DATA
Net Asset Value--Beginning of Period              $20.40         $19.91
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                            (0.00)         (0.01)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                 (3.22)           0.52
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (3.22)           0.51
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)             0.10           0.02
Distributions from Capital Gains                    0.66           0.00
In Excess of Capital Gains                          0.34           0.00
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 1.10           0.02
--------------------------------------------------------------------------------
Net Asset Value--End of Period                    $16.08         $20.40
================================================================================

TOTAL RETURN(e)                                 (15.83%)       2.58%(f)

RATIOS
Net Assets--End of Period ($000 Omitted)          $3,579           $248
Ratio of Expenses to Average Net Assets(g)(h)      2.07%       1.83%(i)
Ratio of Net Investment Loss to Average
  Net Assets(h)                                  (0.02%)     (0.32%)(i)
Portfolio Turnover Rate                              49%         18%(j)


(a) From February 15, 2000, since inception of Class C, to March 31, 2000.
(b) The per share information was computed based on average shares for the year ended March 31, 2001.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(d) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended March 31, 2001.
(e) The applicable CDSC fees are not included in the Total Return calculation.
(f) Based on operations for the period shown and, accordingly, is not representative of a full year.
(g) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended March 31, 2001 and the period ended March 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.11% and 1.83% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.06%) and (0.32%) (annualized), respectively.
(i) Annualized
(j) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from November 1, 1999 to March 31, 2000.

JULY 31, 2001

INVESCO SECTOR FUNDS, INC.
INVESCO ENERGY FUND--CLASS C
INVESCO FINANCIAL SERVICES FUND--CLASS C
INVESCO GOLD FUND--CLASS C
INVESCO HEALTH SCIENCES FUND--CLASS C
INVESCO LEISURE FUND--CLASS C
INVESCO REAL ESTATE OPPORTUNITY FUND--CLASS C
INVESCO TECHNOLOGY FUND--CLASS C
INVESCO TELECOMMUNICATIONS FUND--CLASS C
INVESCO UTILITIES FUND--CLASS C


You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2001 is a supplement to this Prospectus, and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-3826 and 002-85905.



811-3826

PROSPECTUS | JULY 31, 2001

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO SECTOR FUNDS, INC.
INVESCO ENERGY FUND--CLASS K
INVESCO FINANCIAL SERVICES FUND--CLASS K
INVESCO HEALTH SCIENCES FUND--CLASS K
INVESCO TECHNOLOGY FUND--CLASS K
INVESCO TELECOMMUNICATIONS FUND--CLASS K

FIVE MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING TARGETED INVESTMENT OPPORTUNITIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS AND WRAP PROGRAMS PRIMARILY THROUGH THIRD PARTIES, SUCH AS BROKERS, BANKS AND FINANCIAL PLANNERS.


TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................................99
Fund Performance.............................................................103
Fees And Expenses............................................................105
Investment Risks.............................................................107
Principal Risks Associated With The Funds....................................108
Temporary Defensive Positions................................................110
Portfolio Turnover...........................................................110
Fund Management..............................................................110
Portfolio Managers...........................................................111
Potential Rewards............................................................112
Share Price..................................................................113
How To Buy And Sell Shares...................................................113
Your Account Services........................................................114
Taxes........................................................................114
Dividends And Capital Gain Distributions.....................................115
Financial Highlights.........................................................117


No dealers, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


                         [INVESCO ICON] INVESCO FUNDS(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Class K shares, which are sold to qualified retirement plans, retirement savings programs, educational savings programs and wrap programs primarily through third parties, such as brokers, banks and financial planners. Please contact your plan or program sponsor for more detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). Each Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy And Sell Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234, or your broker, bank or financial planner who is offering the Class K shares offered in this Prospectus.


THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS

The Funds seek to make your investment grow; Telecommunications Fund also attempts to earn income for you. The Funds are aggressively managed. They invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

Each Fund invests primarily in the equity securities of companies doing business in the economic sector described by its name. A portion of each Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the sector;

o At least 50% of its assets must be devoted to producing revenues from the sector; or

o Based on other available information, we determine that its primary business is within the sector.

INVESCO uses a bottom-up investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Funds emphasize strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

Each Fund's investments are diversified across the sector on which it focuses. However, because each Fund's investments are generally limited to a comparatively narrow segment of the economy, a Fund's investments are not as diversified as investments of most mutual funds, and far less diversified than the broad securities markets. This means that the Funds tend to be more volatile than other mutual funds, and the values of their portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in a Fund may rise or fall rapidly.

The Funds are subject to other principal risks such as market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

The Funds are concentrated in these sectors:

[KEY ICON] INVESCO ENERGY FUND -- CLASS K

The Fund invests primarily in the equity securities of companies within the energy sector. These companies include oil companies, oil and gas exploration companies, pipeline companies, refinery companies, energy conservation companies, coal and uranium companies, alternative energy companies, and pollution control technology companies.

Generally, we prefer to keep the Fund's investments divided among the three main energy subsectors: major oil companies, energy services, and oil and gas exploration/production companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may influence fund returns and increase price fluctuations in the Fund's shares. The businesses in which we invest may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale.


[KEY ICON] INVESCO FINANCIAL SERVICES FUND -- CLASS K

The Fund invests primarily in the equity securities of companies involved in the financial services sector. These companies include, among others, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), and investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies).

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments -- although securities prices of financial services companies generally are interest rate-sensitive. We prefer companies that have both marketing expertise and superior technology, because INVESCO believes these companies are more likely to deliver products that match their customers' needs. We attempt to keep the portfolio holdings well-diversified across the entire financial services sector. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries, and the insurance industry in particular.

[KEY ICON] INVESCO HEALTH SCIENCES FUND -- CLASS K

The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services.

We target strongly managed, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The remainder of the portfolio consists of faster-growing, more dynamic health care companies, which have new products or are increasing their market share of existing products. Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

Many of these activities are funded or subsidized by governments; withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON] INVESCO TECHNOLOGY FUND -- CLASS K

The Fund invests primarily in the equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure, networking, robotics and video. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A core portion of the Fund's portfolio is invested in market-leading technology companies that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are usually large, established firms that are leaders in their field and have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON] INVESCO TELECOMMUNICATIONS FUND -- CLASS K

The Fund invests primarily in the equity securities of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes companies that offer telephone service, wireless communications, satellite communications, television and movie programming, broadcasting and Internet access.

We select stocks based on projected total return for individual companies, while also analyzing country specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on smaller, faster growing companies that offer new products or services and/or are increasing their market share.

[GRAPH ICON] FUND PERFORMANCE

Since the Funds' Class K shares were not offered until November 30, 2000, the bar charts below show the Funds' Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as their "total return") over the past decade or since inception. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND CLASS K RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHARTS DO NOT REFLECT AN ASSET BASED FEE IN EXCESS OF 0.25% OF NET ASSETS; IF THEY DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31, 2000 for each Fund's Investor Class shares compared to the S&P 500 Index. The information in the charts and table illustrates the variability of each Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.


--------------------------------------------------------------------------------
                           ENERGY FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                (GRAPHIC OMITTED)
'91      '92      '93     '94     '95     '96     '97     '98      '99    '00
(3.44%) (13.25%) 16.71%  (7.25%) 19.80%  38.84%  19.09%  (27.83%) 41.88% 58.17%
================================================================================
Best Calendar Qtr.   9/97    28.24%
Worst Calendar Qtr.  9/98   (18.34%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     FINANCIAL SERVICES FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                (GRAPHIC OMITTED)
'91      '92      '93     '94     '95     '96     '97     '98      '99    '00
74.04%  26.76%  18.52%  (5.89%)  39.81%  30.29%  44.79%   13.45%  0.73%  26.69%
================================================================================
Best Calendar Qtr.   3/91     27.65%
Worst Calendar Qtr.  9/98    (18.20%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      HEALTH SCIENCES FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                (GRAPHIC OMITTED)
'91      '92      '93     '94     '95     '96     '97     '98     '99    '00
91.82% (13.74%) (8.41%)  0.94%   58.89%  11.41%  18.46%  43.40%  0.59%   25.80%
================================================================================
Best Calendar Qtr.   3/91    32.90%
Worst Calendar Qtr.  3/93   (21.96%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         TECHNOLOGY FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                (GRAPHIC OMITTED)
'91      '92      '93     '94     '95     '96     '97     '98    '99      '00
76.98%  18.79%   15.03%   5.27%  45.80%  21.75%  8.85%  30.12%  144.94% (22.77%)
================================================================================
Best Calendar Qtr.   12/99     66.77%
Worst Calendar Qtr.  12/00    (36.32%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     TELECOMMUNICATIONS FUND--INVESTOR CLASS
                    ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(4)
================================================================================
                                (GRAPHIC OMITTED)
 '95       '96        '97       '98       '99       '00
27.37%    16.81%     30.29%    40.99%   144.28%   (26.91%)
================================================================================
Best Calendar Qtr.   12/99     62.22%
Worst Calendar Qtr.  12/00    (32.04%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 AVERAGE ANNUAL TOTAL RETURN(1)
                                                         AS OF 12/31/00
--------------------------------------------------------------------------------
                                                1 YEAR   5 YEARS   10 YEARS OR
                                                                 SINCE INCEPTION
Energy Fund--Investor Class(2),(3)               58.17%   21.78%      11.27%
Financial Services Fund--Investor Class(2),(3)   26.69%   22.26%      25.11%
Health Sciences Fund--Investor Class(2),(3)      25.80%   19.09%      19.26%
Technology Fund--Investor Class(2),(3)          (22.77%)  26.68%      28.32%
Telecommunications Fund--Investor Class(2),(3)  (26.91%)  30.82%      28.99%(4)
S&P 500 Index(5)                                 (9.10%)  18.33%      17.44%

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each Fund's expenses.
(2) The returns are for Investor Class shares that are not offered in this Prospectus. Total returns of Class K shares will differ only to the extent that the classes do not have the same expenses.
(3) Returns for Investor Class shares of Energy, Financial Services, Health Sciences, Technology, and Telecommunications Funds year to date as of the calendar quarter ended June 30, 2001 were (11.02%), (4.27%), (13.61%),
    (32.17%), and (34.43%), respectively.
(4) The Fund commenced investment operations on August 1, 1994.
(5) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

ENERGY FUND - CLASS K
Management Fees(1)                                      0.73%
Distribution and Service (12b-1) Fees(1),(2)            0.45%
Other Expenses(1),(3),(4)                               0.44%
                                                        -----
Total Annual Fund Operating Expenses(1),(3),(4)         1.62%
                                                        =====

FINANCIAL SERVICES FUND - CLASS K

Management Fees(1)                                      0.63%
Distribution and Service (12b-1) Fees(1),(2)            0.45%
Other Expenses(1),(3),(4)                               0.38%
                                                        -----
Total Annual Fund Operating Expenses(1),(3),(4)         1.46%
                                                        =====

HEALTH SCIENCES FUND - CLASS K
Management Fees(1)                                      0.60%
Distribution and Service (12b-1) Fees(1),(2)            0.45%
Other Expenses(1),(3),(4)                               0.39%
                                                        -----
Total Annual Fund Operating Expenses(1),(3),(4)         1.44%
                                                        =====

TECHNOLOGY FUND - CLASS K
Management Fees(1)                                      0.46%
Distribution and Service (12b-1) Fees(1),(2)            0.45%
Other Expenses(1),(3),(4)                               0.28%
                                                        -----
Total Annual Fund Operating Expenses(1),(3),(4)         1.19%
                                                        =====

TELECOMMUNICATIONS FUND - CLASS K
Management Fees(1)                                      0.50%
Distribution and Service (12b-1) Fees(1),(2)            0.45%
Other Expenses(1),(3),(4)                               0.35%
                                                        -----
Total Annual Fund Operating Expenses(1),(3),(4)         1.30%
                                                        =====


(1) Annualized from December 1, 2000 through March 31, 2001, since inception of Class K.
(2) Because the Funds' Class K shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(3) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangements.
(4) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial statements due to the inception of Class K shares from December 1, 2000 to March 31, 2001.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Class K shares of a Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Class K shares may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR  3 YEARS 5 YEARS 10 YEARS

Energy Fund - Class K                  $165    $511     $881    $1,922
Financial Services Fund - Class K      $149    $462     $797    $1,746
Health Sciences Fund - Class K         $147    $456     $787    $1,724
Technology Fund - Class K              $121    $378     $654    $1,443
Telecommunications Fund - Class K      $132    $412     $713    $1,568

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Energy, Financial Services, Health Sciences, and Technology Funds may invest up to 25% of their respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation. Foreign securities risks are potentially greater for Telecommunications Fund, since that Fund has the ability to invest more than 25% of its assets in the securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     European Economic and Monetary Union. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivative transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.

                   ------------------------------------------

Although each Fund generally invests in equity securities of companies in the economic sector described by its name, the Funds also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.


--------------------------------------------------------------------------------
INVESTMENT                                                 RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks that            Market, Information,
represent shares of foreign corporations held             Political, Regulatory,
by those banks. Although traded in U.S.                   Diplomatic, Liquidity
securities markets and valued in U.S. dollars,            and Currency Risks
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security           Counterparty Risk
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, the Funds may have a higher portfolio turnover rate than many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended March 31, 2001 were:

         Energy Fund                                      166%(1)
         Health Sciences Fund                             177%(1)

(1) Portfolio turnover was high due to active trading undertaken during the year in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions, and may result in taxable capital gain distributions to a Fund's shareholders.


[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $370.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $34.7 billion for more than 2,983,949 shareholder accounts of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal period ended March 31, 2001.



--------------------------------------------------------------------------------
                                         ADVISORY FEE AS A PERCENTAGE OF
FUND                              AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Energy Fund                                     0.73%(1)
Financial Services Fund                         0.63%(1)
Health Sciences Fund                            0.60%(1)
Technology Fund                                 0.46%(1)
Telecommunications Fund                         0.50%(1)


(1) For the period December 1, 2000 through March 31, 2001.


[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of their respective Fund's portfolio holdings:

         FUND                                PORTFOLIO MANAGER

         Energy                              John S. Segner
         Financial Services                  Jeffrey G. Morris
                                             Joseph W. Skornicka
         Health Sciences                     Thomas R. Wald
         Technology                          William R. Keithler
         Telecommunications                  Brian B. Hayward

BRIAN B. HAYWARD, a senior vice president of INVESCO, is the portfolio manager of Telecommunications Fund. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a Chartered Financial Analyst. Brian holds an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of Technology Fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a Chartered Financial Analyst. Bill holds an M.S. from the University of Wisconsin--Madison and a B.A. from Webster College.

JEFFREY G. MORRIS, a vice president of INVESCO, is a co-portfolio manager of Financial Services Fund. Jeff joined INVESCO in 1992 and is a Chartered Financial Analyst. He holds an M.S. in Finance from the University of Colorado--Denver and a B.S. in Business Administration from Colorado State University.


JOHN S. SEGNER, a vice president of INVESCO, is the portfolio manager of Energy Fund. Before joining INVESCO in 1997, John was a managing director and principal with The Mitchell Group, Inc. He holds an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.

JOSEPH W. SKORNICKA, is a co-portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a Chartered Financial Analyst. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.


[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Telecommunications Fund also offers the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While each Fund invests in a single targeted market sector, each seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:

o are willing to grow their capital over the long-term (at least five years)
o can accept the additional risks associated with sector investing
o understand that shares of a Fund can, and likely will, have daily price fluctuations
o are investing tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:

o primarily seeking current dividend income (although Telecommunications Fund does seek to provide income in addition to capital appreciation)
o unwilling to accept potentially significant changes in the price of Fund shares
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not price on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON] HOW TO BUY AND SELL SHARES

The Funds offer multiple classes of shares. A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

CHOOSING A SHARE CLASS. Each Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your investment representative can help you decide among the various classes. Please contact your investment representative for several convenient ways to invest in the Funds. Class K shares are available only to qualified retirement plans, retirement savings programs, educational savings programs and wrap programs through your investment representative.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement Class K (commonly known as a "12b-1 Plan") for the Funds' Class K shares. The 12b-1 fees paid by each Fund's Class K shares is used to pay distribution and service fees to IDI for the sale and distribution of the Funds' shares and to pay fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds' Class K shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Please consult your plan sponsor for information on how to buy and sell Class K shares

[INVESCO ICON] YOUR ACCOUNT SERVICES

YOU CAN CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

[INVESCO ICON] TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.


However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions and any money that you receive from the sale of shares of the Funds backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. Energy, Financial Services, Health Sciences, Technology and Telecommunications Funds expect to distribute their respective investment income, less Fund expenses, to shareholders annually, or at such other times as the Funds may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although your higher basis may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distribution is reinvested in the Fund. If you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Class K shares of each Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Class K share of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Sector Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                                PERIOD ENDED
                                                   MARCH 31
                                             ------------------
                                                    2001(a)
ENERGY FUND--CLASS K

PER SHARE DATA
Net Asset Value-Beginning of Period                $ 16.76
---------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS                                          (0.15)
Net Investment Loss
Net Gains on Securities
 (Both Realized and Unrealized)                       3.01
---------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                           2.86
---------------------------------------------------------------
Net Asset Value End of Period                      $ 19.62
===============================================================

TOTAL RETURN                                     17.06%(b)

RATIOS
Net Assets-End of Period  ($000 Omitted)               $ 1
Ratio of Expenses to Average
 Net Assets(c)                                    3.11%(d)
Ratio of Net Investment Loss
 to Average Net Assets                          (2.34%)(d)
Portfolio Turnover Rate                            166%(e)

(a)  From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(d)  Annualized
(e) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended March 31, 2001.

                                              PERIOD ENDED
                                                 MARCH 31
                                         --------------------------
                                                  2001(a)
FINANCIAL SERVICES--FUND CLASS K

PER SHARE DATA
Net Asset Value-
   Beginning of Period                               $ 29.35
-------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS                                            (0.17)
Net Investment Loss
Net Losses on Securities
 (Both Realized and Unrealized)                        (0.38)
-------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                            (0.55)
-------------------------------------------------------------------
LESS DISTRIBUTIONS
DIVIDENDS FROM NET
     INVESTMENT INCOME                                  0.13
-------------------------------------------------------------------
Net Asset Value-End of Period                        $ 28.67
===================================================================

TOTAL RETURN                                      (1.97%)(b)

RATIOS
Net Assets-End of Period
 ($000 Omitted)                                          $ 1
Ratio of Expenses to Average
  Net Assets(c)                                     3.35%(d)
Ratio of Net Investment Loss
 to Average Net Assets                            (1.80%)(d)
Portfolio Turnover Rate                               99%(e)

(a)  From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(d)  Annualized
(e) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended March 31, 2001.

                                                  PERIOD ENDED
                                                     MARCH 31
                                              ---------------------
                                                     2001(a)
HEALTH SCIENCES FUND--CLASS K

PER SHARE DATA
Net Asset Value-
 Beginning of Period                                  $55.84
-------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Loss                                    (0.22)
Net Losses on Securities
 (Both Realized and Unrealized)                       (10.19)
-------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                           (10.41)
-------------------------------------------------------------------
Net Asset Value--End of Period                        $45.43
===================================================================

TOTAL RETURN                                      (18.64%)(b)

RATIOS
Net Assets-End of Period
 ($000 Omitted)                                          $ 1
Ratio of Expenses to Average
   Net Assets(c)                                     3.62%(d)
Ratio of Net Investment Loss to
   Average Net Assets                              (2.75%)(d)
Portfolio Turnover Rate                               177%(e)

(a) From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(d) Annualized
(e) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended March 31, 2001.

                                                   PERIOD ENDED
                                                      MARCH 31
                                                   ------------
                                                      2001(a)

TECHNOLOGY FUND--CLASS K

PER SHARE DATA
Net Asset Value-
 Beginning of Period                                 $ 60.01
---------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS                                            (0.82)
Net Investment Loss
Net Losses on Securities
   (Both Realized and Unrealized)                     (24.10)
---------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                           (24.92)
---------------------------------------------------------------
Net Asset Value-End of Period                         $35.09
===============================================================

TOTAL RETURN                                     (41.54%)(b)

RATIOS
Net Assets-End of Period
 ($000 Omitted)                                          $ 1
Ratio of Expenses to Average
 Net Assets(c)                                      5.18%(d)
Ratio of Net Investment Loss
 to Average Net Assets                            (4.67%)(d)
Portfolio Turnover Rate                               85%(e)

(a) From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(d) Annualized
(e) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended March 31, 2001.

                                                     PERIOD ENDED
                                                        MARCH 31
                                                    --------------
                                                       2001(a)
TELECOMMUNICATIONS FUND-CLASS K

PER SHARE DATA
Net Asset Value-                                        $36.43
 Beginning of Period
---------------------------------------------------------------
INCOME FROM
 INVESTMENT OPERATIONS
Net Investment Loss                                     (0.19)
Loss on Securities
 (Both Realized and Unrealized)                        (12.44)
---------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       (12.63)
---------------------------------------------------------------
Net Asset Value-End of Period                          $23.80
===============================================================

TOTAL RETURN                                       (34.67%)(b)

RATIOS
Net Assets-End of Period
($000 Omitted)                                            $  1
Ratio of Expenses to
 Average Net Assets(c)(d)                             2.30%(e)
Ratio of Net Investment Loss to
 Average Net Assets(d)                              (1.52%)(e)
Portfolio Turnover Rate                                 61%(f)

(a) From December 1, 2000, since inception of Class K, to March 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended March 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.38% (annualized) and ratio of net investment loss to average net assets would have been (2.60%) (annualized).
(e) Annualized
(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended March 31, 2001.

July 31, 2001

INVESCO SECTOR FUNDS, INC.
INVESCO ENERGY FUND--CLASS K
INVESCO FINANCIAL SERVICES FUND--CLASS K
INVESCO HEALTH SCIENCES FUND--CLASS K
INVESCO TECHNOLOGY FUND--CLASS K
INVESCO TELECOMMUNICATIONS FUND--CLASS K

You may obtain additional information about the Funds from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2001 is a supplement to this Prospectus, and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-9942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-3826 and 002-85905.





811-3826

                       STATEMENT OF ADDITIONAL INFORMATION

                           INVESCO SECTOR FUNDS, INC.

            INVESCO Energy Fund - Investor Class, Class C and Class K
      INVESCO Financial Services Fund - Investor Class, Class C and Class K
                 INVESCO Gold Fund - Investor Class and Class C
       INVESCO Health Sciences Fund - Investor Class, Class C and Class K
                INVESCO Leisure Fund - Investor Class and Class C
        INVESCO Real Estate Opportunity Fund - Investor Class and Class C
INVESCO Technology Fund - Investor Class, Institutional Class, Class C and Class K
      INVESCO Telecommunications Fund - Investor Class, Class C and Class K
               INVESCO Utilities Fund - Investor Class and Class C



Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                           In continental U.S., call:

                      1-800-525-8085 for Investor Class and
           1-800-328-2234 for Institutional Class, Class C and Class K


                                  July 31, 2001
______________________________________________________________________________
A Prospectus for the Investor Class shares of INVESCO Energy, INVESCO
Financial Services, INVESCO Gold, INVESCO Health Sciences, INVESCO Leisure, INVESCO Real Estate Opportunity, INVESCO Technology, INVESCO Telecommunications and INVESCO Utilities Funds, a Prospectus for the Institutional Class shares of INVESCO Technology Fund, a Prospectus for the Class C shares of INVESCO Energy, INVESCO Financial Services, INVESCO Gold, INVESCO Health Sciences, INVESCO Leisure, INVESCO Real Estate Opportunity, INVESCO Technology, INVESCO Telecommunications and INVESCO Utilities Funds, and a Prospectus for the Class K shares of INVESCO Energy, INVESCO Financial Services, INVESCO Health Sciences, INVESCO Technology and INVESCO Telecommunications Funds each dated July 31, 2001, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085 for Investor Class and 1-800-328-2234 for Institutional Class, Class C and Class K. The Prospectuses of the Investor Class, Class C and Class K shares of the Funds are also available through the INVESCO Web site at invescofunds.com.

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TABLE OF CONTENTS

The Company..................................................................125

Investments, Policies and Risks..............................................125

Investment Restrictions......................................................145

Management of the Funds......................................................149

Other Service Providers......................................................190

Brokerage Allocation and Other Practices.....................................190

Capital Stock................................................................193

Tax Consequences of Owning Shares of a Fund..................................195

Performance..................................................................197

Code of Ethics...............................................................201

Financial Statements.........................................................201

Appendix A...................................................................202



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THE COMPANY

INVESCO Sector Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Strategic Portfolios, Inc. on August 10, 1983. On October 29, 1998, the name of the Company was changed to INVESCO Sector Funds, Inc. On October 31, 1999, the Company changed its fiscal year end to March 31. On February 14, 2000, the Company assumed all of the assets and liabilities of INVESCO Real Estate Opportunity Fund and INVESCO Telecommunications Fund, each a series of INVESCO Specialty Funds, Inc.

The Company is an open-end, diversified, management investment company currently consisting of nine portfolios of investments: INVESCO Energy Fund - Investor Class, Class C and Class K, INVESCO Financial Services Fund - Investor Class, Class C and Class K, INVESCO Gold Fund - Investor Class and Class C, INVESCO Health Sciences Fund - Investor Class, Class C and Class K, INVESCO Leisure Fund
- Investor Class and Class C, INVESCO Real Estate Opportunity Fund - Investor Class and Class C, INVESCO Technology Fund - Investor Class, Institutional Class, Class C and Class K, INVESCO Telecommunications Fund - Investor Class, Class C and Class K and INVESCO Utilities Fund - Investor Class and Class C (each a "Fund" and collectively, the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs -- American Depository Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CD's") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's, BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, the Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the adviser and/or sub-adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL RISKS. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's and/or sub-adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS AND COLLARS. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

GOLD BULLION -- The Gold Fund may invest up to 10% of its total assets directly in gold bullion. The two largest national producers of gold bullion are the Republic of South Africa and the former states of the Soviet Union. Changes in political and economic conditions affecting either country may have a direct impact on its sales of gold bullion. The Gold Fund will purchase gold bullion from, and sell gold bullion to, banks (both U.S. and foreign) and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Values of gold bullion held by the Gold Fund are based upon daily quotes provided by banks or brokers dealing in such commodities.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

REITS -- Real Estate Investment Trusts are investment trusts that invest primarily in real estate and securities of businesses connected to the real estate industry.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO and the applicable sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A

Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECTOR RISK DISCLOSURE--Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which general affect that sector.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities; provided, however, that such loans are made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. However, if the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral in its permitted investments, or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (an "Agent").

INVESCO provides the following services in connection with the securities lending activities of each Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seek appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and
(f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment adviser (the "Affiliated Money Market Funds").

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchange on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO and the applicable sub-adviser are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS


The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means that the affirmative vote of the lessor of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     4. issue senior securities, except as permitted under the 1940 Act;

     5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments. This restriction shall not prevent Gold Fund from investing in gold bullion; or

     7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     8. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (3)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. The Gold Fund may invest up to 10% of its total assets in gold bullion.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

--------------------------------------------------------------------------------
                                    FINANCIAL                        HEALTH
INVESTMENT          ENERGY          SERVICES         GOLD            SCIENCES
--------------------------------------------------------------------------------
WITHIN SECTOR       Normally, at    Normally, at     Normally, at   Normally, at
                    least 80%(1)    least 80%(1)     least 80%(1)   least 80%(1)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OUTSIDE SECTOR      Up to 20%(2)    Up to 20%(2)     Up to 20%(2)   Up to 20%(2)
--------------------------------------------------------------------------------
FOREIGN SECURITIES  Up to 25%       Up to 25%        Up to 100%     Up to 25%
(Percentages
exclude ADRs and
securities of
Canadian issuers.)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 REAL ESTATE      TECHNOLOGY  TELECOMMUNICATIONS
INVESTMENT         LEISURE        OPPORTUNITY
--------------------------------------------------------------------------------

WITHIN SECTOR      Normally, at   Normally, at     Normally, at  Normally, at
                   least 80%(1)   least 65% and    least 80%(1)  least 65%(3)
                                  no one property
                                  type will
                                  represent more
                                  than 50% of the
                                  Fund's total
                                  assets(3),(4)
--------------------------------------------------------------------------------
                                                                Up to 35%;
OUTSIDE SECTOR     Up to 20%(2)   Up to 35%        Up to 20%(2) Up to 35% in
                                                                infrastructure
--------------------------------------------------------------------------------

FOREIGN SECURITIES Up to 25%      Up to 25%        Up to 25%    Unlimited; may
(Percentages                                                    be 65% or more
exclude ADRs
and securities
of Canadian
issuers.)
--------------------------------------------------------------------------------



----------------------------------------------------
INVESTMENT                   UTILITIES
----------------------------------------------------
WITHIN SECTOR                Normally, at least
                             80%(1)
----------------------------------------------------
OUTSIDE SECTOR               Up to 20%(2)

----------------------------------------------------
FOREIGN SECURITIES           Up to 25%
(Percentages exclude
ADRs and
securities of
Canadian issuers.)
----------------------------------------------------


(1) The Fund normally invests at least 80% of its assets in the equity securities (common and preferred stocks and convertible bonds) of companies primarily doing business in a specific business sector.

(2) The remainder of the Fund's assets may be invested in any securities or other instruments deemed appropriate by INVESCO, consistent with the Fund's investment policies and restrictions. These investments include, but are not limited to, debt securities issued by companies outside the Fund's business sector, short-term high grade debt obligations maturing no later than one year from the date of purchase (including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated at least A-2 by S&P or P-2 by Moody's and repurchase agreements) and cash.
(3) At least 65% in equity securities - including common stock, preferred stock, securities convertible into common stock and warrants; up to 35% in debt securities of which no more than 15% can be in junk bonds.
(4) Investment in unrated securities may not exceed 25% of the Fund's total assets. The Fund may not invest in bonds rated below B- by S&P or B by Moody's.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

         INVESCO Bond Funds, Inc.
         INVESCO Combination Stock & Bond Funds, Inc.
         INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
           Series Funds, Inc.)
         INVESCO International Funds, Inc.
         INVESCO Money Market Funds, Inc.
         INVESCO Sector Funds, Inc.
         INVESCO Stock Funds, Inc.
         INVESCO Treasurer's Series Funds, Inc.
         INVESCO Variable Investment Funds, Inc.

As of June 30, 2001 INVESCO managed 46 mutual funds having combined assets of over $34.7 billion, on behalf of more than 2,983,949 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $370.3 billion in assets under management as of March 31, 2001.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirements, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

     AMVESCAP National Trust Company (formerly known as Institutional Trust Company, doing business as INVESCO Trust Company), a division of IRI, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. AMVESCAP National Trust Company acts as trustee or custodian to these plans. AMVESCAP National Trust Company accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.


INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

     INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

     INVESCO Management & Research Division, Boston, Massachusetts, primarily manages pension and endowment accounts.

     PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

     INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

     INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o administrative;

     o internal accounting (including computation of net asset value);

     o clerical and statistical;

     o secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o supplying the Company with officers, clerical staff and other employees;

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Energy, Financial Services, Gold, Health Sciences, Leisure, Technology and Utilities Funds

     o 0.75% on the first $350 million of each Fund's average net assets;

     o 0.65% on the next $350 million of each Fund's average net assets;

     o 0.55% of each Fund's average net assets from $700 million;

     o 0.45% of each Fund's average net assets from $2 billion;

     o 0.40% of each Fund's average net assets from $4 billion;

     o 0.375% of each Fund's average net assets from $6 billion; and

     o 0.35% of each Fund's average net assets from $8 billion.

Real Estate Opportunity Fund

     o 0.75% on the first $500 million of the Fund's average net assets;

     o 0.65% on the next $500 million of the Fund's average net assets;

     o 0.55% of the Fund's average net assets from $1 billion;

     o 0.45% of the Fund's average net assets from $2 billion;

     o 0.40% of the Fund's average net assets from $4 billion;

     o 0.375% of the Fund's average net assets from $6 billion; and

     o 0.35% of the Fund's average net assets from $8 billion.

Telecommunications Fund

     o 0.65% on the first $500 million of the Fund's average net assets;

     o 0.55% on the next $500 million of the Fund's average net assets;

     o 0.45% of the Fund's average net assets from $1 billion;

     o 0.40% of the Fund's average net assets from $4 billion;

     o 0.375% of the Fund's average net assets from $6 billion; and

     o 0.35% of the Fund's average net assets from $8 billion.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO.

                                   Advisory       Total Expense    Total Expense
                                   Fee Dollars    Reimbursements   Limitations
                                   -----------    --------------   -----------

INVESTOR CLASS
--------------
ENERGY FUND
Year Ended March 31, 2001          $2,879,451      N/A             N/A
Period Ended March 31, 2000(1)        539,870      N/A             N/A
Year Ended October 31, 1999         1,236,589      N/A             N/A
Year Ended October 31, 1998         1,366,009      N/A             N/A

                                   Advisory       Total Expense    Total Expense
                                   Fee Dollars    Reimbursements   Limitations
                                   -----------    --------------   -----------

FINANCIAL SERVICES FUND
Year Ended March 31, 2001          $8,371,286         N/A             N/A
Period Ended March 31, 2000(1)      2,859,539         N/A             N/A
Year Ended October 31, 1999         8,448,427         N/A             N/A
Year Ended October 31, 1998         8,971,562         N/A             N/A

GOLD FUND
Year Ended March 31, 2001          $  540,427         N/A             N/A
Period Ended March 31, 2000(1)        282,723         N/A             N/A
Year Ended October 31, 1999           767,252         N/A             N/A
Year Ended October 31, 1998           902,210         N/A             N/A

HEALTH SCIENCES FUND
Year Ended March 31, 2001         $11,327,342         N/A             N/A
Period Ended March 31, 2000(1)      4,323,383         N/A             N/A
Year Ended October 31, 1999         9,661,782         N/A             N/A
Year Ended October 31, 1998         7,138,414         N/A             N/A

LEISURE FUND
Year Ended March 31, 2001          $4,052,866         N/A             N/A
Period Ended March 31, 2000(1)      1,565,805         N/A             N/A
Year Ended October 31, 1999         2,538,217         N/A             N/A
Year Ended October 31, 1998         1,743,033         N/A             N/A

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2001          $  254,331       $146,760          1.60%
Period Ended March 31, 2000(2)         90,079        167,366          1.60%(3)
Year Ended July 31, 1999              157,568        296,226          1.30%(4)
Year Ended July 31, 1998              275,574        275,415          1.20%

TECHNOLOGY FUND
Year Ended March 31, 2001         $19,905,436         N/A              N/A
Period Ended March 31, 2000(1)      7,284,606         N/A              N/A
Year Ended October 31, 1999         8,443,280         N/A              N/A
Year Ended October 31, 1998         6,846,934         N/A              N/A

TELECOMMUNICATIONS FUND
Year Ended March 31, 2001         $15,411,959         $0             2.00%
Period Ended March 31, 2000(2)     $7,283,504          0             2.00%
Year Ended July 31, 1999            3,079,599          0             2.00%
Year Ended July 31, 1998              917,111          0             2.00%

                                   Advisory       Total Expense    Total Expense
                                   Fee Dollars    Reimbursements   Limitations
                                   -----------    --------------   -----------

UTILITIES FUND
Year Ended March 31, 2001          $1,866,797       $244,669         1.30%
Period Ended March 31, 2000(1)        711,289         88,229         1.30%(5)
Year Ended October 31, 1999         1,487,535        346,779         1.25%
Year Ended October 31, 1998         1,327,773        135,673         1.25%

INSTITUTIONAL CLASS
-------------------
TECHNOLOGY FUND
Year Ended March 31, 2001         $14,662,130         $0             0.95%
Period Ended March 31, 2000(1)      5,589,085          0             0.95%
Period Ended October 31, 1999(6)    2,132,824         N/A            0.95%

CLASS C
--------
ENERGY FUND
Year Ended March 31, 2001         $    28,834         N/A             N/A
Period Ended March 31, 2000(7)              4         N/A             N/A

FINANCIAL SERVICES FUND
Year Ended March 31, 2001         $    40,178         N/A             N/A
Period Ended March 31, 2000(7)             29         N/A             N/A

GOLD FUND
Year Ended March 31, 2001         $        56         N/A             N/A
Period Ended March 31, 2000(7)              1         N/A             N/A

HEALTH SCIENCES FUND
Year Ended March 31, 2001         $    30,819         N/A             N/A
Period Ended March 31, 2000(7)            160         N/A             N/A

LEISURE FUND
Year Ended March 31, 2001         $    13,858         N/A             N/A
Period Ended March 31, 2000(7)             23         N/A             N/A

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2001         $     8,340         $7             2.35%
Period Ended March 31, 2000(7)             27          9             2.35%(8)

TECHNOLOGY FUND
Year Ended March 31, 2001         $    58,968        N/A              N/A
Period Ended March 31, 2000(7)            884        N/A              N/A

                                   Advisory       Total Expense    Total Expense
                                   Fee Dollars    Reimbursements   Limitations
                                   -----------    --------------   -----------

TELECOMMUNICATIONS FUND
Year Ended March 31, 2001         $     52,776        $0              2.75%
Period Ended March 31, 2000(7)             632         0              2.75%

UTILITIES FUND
Year Ended March 31, 2001         $      8,377      $446              2.05%
Period Ended March 31, 2000(7)             159         0              2.05%(9)

CLASS K
-------
ENERGY FUND
Period Ended March 31, 2001(10)   $          3       N/A                N/A

FINANCIAL SERVICES FUND
Period Ended March 31, 2001(10)   $          2       N/A                N/A

HEALTH SCIENCES FUND
Period Ended March 31, 2001(10)   $          2       N/A                N/A

TECHNOLOGY FUND
Period Ended March 31, 2001(10)   $          1       N/A                N/A

TELECOMMUNICATIONS FUND
Period Ended March 31, 2001(10)   $          2        $3               2.20%


(1)  For the period November 1, 1999 through March 31, 2000.
(2)  For the period August 1, 1999 through March 31, 2000.
(3)  1.60% as of June 1, 2000. 1.30% prior to June 1, 2000.
(4)  1.30% as of May 13, 1999.  1.20% prior to May 13, 1999.
(5)  1.30% as of June 1, 2000. 1.25% prior to June 1, 2000.
(6) For the period December 22, 1998, commencement of operations, through October 31, 1999.
(7) For the period February 15, 2000, commencement of operations, through March 31, 2000.
(8)  2.35% as of June 1, 2000. 2.05% prior to June 1, 2000.
(9)  2.05% as of June 1, 2000. 2.00% prior to June 1, 2000.
(10) For the period December 1, 2000, commencement of operations, through March 31, 2001.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund. Prior to May 13, 1999, the rate was 0.015% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 ($20.00 prior to June 1, 2000) per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (in some instances, prior to the absorption of certain Fund expenses by INVESCO).

                                                 Administrative     Transfer
                                    Advisory        Services         Agency
                                    --------        --------         ------

INVESTOR CLASS
--------------
ENERGY FUND
Year Ended March 31, 2001          $2,879,451    $  186,653       $1,075,177
Period Ended March 31, 2000(1)        539,870        36,559          295,829
Year Ended October 31, 1999         1,236,589        64,206          773,666
Year Ended October 31, 1998         1,366,009        37,320          778,806

                                                 Administrative     Transfer
                                    Advisory        Services         Agency
                                    --------        --------         ------

FINANCIAL SERVICES FUND
Year Ended March 31, 2001          $8,371,286    $  609,355       $3,592,106
Period Ended March 31, 2000(1)      2,859,539       202,451        1,354,862
Year Ended October 31, 1999         8,448,427       383,458        3,485,376
Year Ended October 31, 1998         8,971,562       226,043        2,663,985

GOLD FUND
Year Ended March 31, 2001          $  540,427    $   42,425       $  675,307
Period Ended March 31, 2000(1)        282,723        21,130          309,207
Year Ended October 31, 1999           767,252        39,652          840,794
Year Ended October 31, 1998           902,210        28,044          789,720

HEALTH SCIENCES FUND
Year Ended March 31, 2001         $11,327,342    $  854,080       $4,932,280
Period Ended March 31, 2000(1)      4,323,383       322,856        1,692,370
Year Ended October 31, 1999         9,661,782       465,978        3,728,045
Year Ended October 31, 1998         7,138,414       176,048        2,690,463

LEISURE FUND
Year Ended March 31, 2001          $4,052,866    $  266,399       $1,546,588
Period Ended March 31, 2000(1)      1,565,805       102,506          474,513
Year Ended October 31, 1999         2,538,217       117,284          958,999
Year Ended October 31, 1998         1,743,033        44,861          881,727

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2001          $  254,331    $   24,944       $ 181,945
Period Ended March 31, 2000(2)         90,079        12,070         113,001
Year Ended July 31, 1999              157,568        14,814         219,575
Year Ended July 31, 1998              275,574        15,511         215,561

TECHNOLOGY FUND
Year Ended March 31, 2001         $19,905,436    $1,951,880      $7,774,361
Period Ended March 31, 2000(1)      7,284,606       697,730       1,698,209
Year Ended October 31, 1999         8,443,280       444,783       3,264,755
Year Ended October 31, 1998         6,846,934       168,098       2,681,507

TELECOMMUNICATIONS FUND
Year Ended March 31, 2001         $15,411,959    $1,401,796      $6,982,923
Period Ended March 31, 2000(2)      7,283,504       635,952       1,967,154
Year Ended July 31, 1999            3,079,599       145,956       1,211,700
Year Ended July 31, 1998              917,111        31,164         405,886

                                                 Administrative     Transfer
                                    Advisory        Services         Agency
                                    --------        --------         ------

UTILITIES FUND
Year Ended March 31, 2001          $1,866,797    $   121,963     $   643,717
Period Ended March 31, 2000(1)        711,289         46,843         220,764
Year Ended October 31, 1999         1,487,535         69,173         544,152
Year Ended October 31, 1998         1,327,773         36,556         494,273

INSTITUTIONAL CLASS
-------------------
TECHNOLOGY FUND
Year Ended March 31, 2001         $14,662,130    $1,439,144       $1,436,449
Period Ended March 31, 2000(1)      5,589,085       541,308          479,859
Period Ended October 31, 1999(3)    2,132,824       134,616          251,242

CLASS C
-------
ENERGY FUND
Year Ended March 31, 2001         $    28,834    $   1,873        $  7,544
Period Ended March 31, 2000(4)              4            0               2

FINANCIAL SERVICES FUND
Year Ended March 31, 2001         $    40,178        2,948        $  8,719
Period Ended March 31, 2000(4)             29            2               5

GOLD FUND
Year Ended March 31, 2001         $        56    $       4        $     65
Period Ended March 31, 2000(4)              1            0               2

HEALTH SCIENCES FUND
Year Ended March 31, 2001         $    30,819    $   2,330        $ 14,710
Period Ended March 31, 2000(4)           $160          $12             $15

LEISURE FUND
Year Ended March 31, 2001         $    13,858    $     913        $  4,604
Period Ended March 31, 2000(4)             23           1                3

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2001         $     8,340    $    816         $  2,078
Period Ended March 31, 2000(4)             27           3                2

                                                 Administrative     Transfer
                                    Advisory        Services         Agency
                                    --------        --------         ------

TECHNOLOGY FUND
Year Ended March 31, 2001         $   58,968        $  5,691     $ 34,315
Period Ended March 31, 2000(4)           884              92           78

TELECOMMUNICATIONS FUND
Year Ended March 31, 2001         $   52,776        $  4,761       30,893
Period Ended March 31, 2000(4)           632              59           88

UTILITIES FUND
Year Ended March 31, 2001         $    8,377        $    547     $  2,420
Period Ended March 31, 2000(4)           159              11            8

CLASS K
-------
ENERGY FUND
Period Ended March 31, 2001(5)    $        3        $      0     $      8

FINANCIAL SERVICES FUND
Period Ended March 31, 2001(5)    $        2        $      0     $      8

HEALTH SCIENCES FUND
Period Ended March 31, 2001(5)    $        2        $      0     $      7

TECHNOLOGY FUND
Period Ended March 31, 2001(5)    $        1        $      0     $     13

TELECOMMUNICATIONS FUND
Period Ended March 31, 2001(5)    $        2        $      0     $      7


(1) For the period November 1, 1999 through March 31, 2000.
(2) For the period August 1, 1999 through March 31, 2000.
(3) For the period December 22, 1998, commencement of operations, through October 31, 1999.
(4) For the period February 15, 2000, commencement of operations, through March 31, 2000.
(5) For the period December 1, 2000, commencement of operations, through March 31, 2001.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee, an insurance committee, a compensation committee and a defined benefit deferred compensation plan (the "plan") committee. These committees meet when necessary to review legal, insurance, compensation and plan matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":


         INVESCO Bond Funds, Inc.
         INVESCO Combination Stock & Bond Funds, Inc.
         INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
           Series Funds, Inc.)
         INVESCO International Funds, Inc.

         INVESCO Money Market Funds, Inc.
         INVESCO Sector Funds, Inc.
         INVESCO Stock Funds, Inc.
         INVESCO Treasurer's Series Funds, Inc.
         INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.



Name, Address, and Age              Position(s) Held     Principal Occupation(s)
                                    With Company         During Past Five Years

Mark H. Williamson(2)(3)(11)        President, Chief     Chief Executive
7800 E. Union Avenue                Executive Officer    Officer and
Denver, Colorado                    and Chairman of      Chairman of the Board
Age:  50                            the Board            of INVESCO Funds
                                                         Group, Inc.; Chief
                                                         Executive Officer and
                                                         Chairman of the Board
                                                         of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, President,
                                                         of INVESCO Funds Group,
                                                         Inc.; formerly
                                                         President of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, President,
                                                         Chief Operating Officer
                                                         and Chairman of the
                                                         Board of INVESCO Global
                                                         Health Sciences Fund;
                                                         formerly, Chairman and
                                                         Chief Executive Officer
                                                         of NationsBanc
                                                         Advisors, Inc.;
                                                         formerly, Chairman of
                                                         NationsBanc
                                                         Investments, Inc.

Name, Address, and Age              Position(s) Held     Principal Occupation(s)
                                    With Company         During Past Five Years

Fred A. Deering(1)(2)(7)(8)         Vice Chairman        Formerly, Trustee of
1551 Larimer Street, #1701          of the Board         INVESCO Global Health
Denver, Colorado                                         Sciences Fund;
Age:  73                                                 formerly, Chairman of
                                                         the Executive Committee
                                                         and Chairman of the
                                                         Board of Security Life
                                                         of Denver Insurance
                                                         Company; Director of
                                                         ING American Holdings
                                                         Company and First ING
                                                         Life Insurance Company
                                                         of New York.

Victor L. Andrews, Ph.D.            Director             Professor Emeritus,
(4)(6)(10)(11)                                           Chairman Emeritus and
34 Seawatch Drive                                        Chairman of the CFO
Savannah, Georgia                                        Roundtable of the
Age:  71                                                 Department of Finance
                                                         of Georgia State
                                                         University; President,
                                                         Andrews Financial
                                                         Associates, Inc.
                                                         (consulting firm);
                                                         Director of The
                                                         Sheffield Funds, Inc.;
                                                         formerly, member of
                                                         the faculties of the
                                                         Harvard Business
                                                         School and the Sloan
                                                         School of Management
                                                         of MIT.

Name, Address, and Age              Position(s) Held     Principal Occupation(s)
                                    With Company         During Past Five Years

Bob R. Baker(2)(4)(5)(9)(10)(11)    Director             Consultant (since
37 Castle Pines Dr., N.                                  2000); formerly,
Castle Rock, Colorado                                    President and Chief
Age:  64                                                 Executive Officer
                                                         (1989 to 2000) of AMC
                                                         Cancer Research
                                                         Center, Denver,
                                                         Colorado; until
                                                         mid-December 1988,
                                                         Vice Chairman of the
                                                         Board of First
                                                         Columbia Financial
                                                         Corporation,
                                                         Englewood, Colorado;
                                                         formerly, Chairman of
                                                         the Board and Chief
                                                         Executive Officer of
                                                         First Columbia
                                                         Financial Corporation.

Charles W. Brady(3)                 Director             Chief Executive
1315 Peachtree St., N.E.                                 Officer and Chairman
Atlanta, Georgia                                         of AMVESCAP PLC,
Age:  66                                                 London, England and
                                                         various subsidiaries
                                                         of AMVESCAP PLC;
                                                         formerly, Trustee of
                                                         INVESCO Global Health
                                                         Sciences Fund.

Lawrence H. Budner(1)(5)(10)(11)    Director             Trust Consultant; prior
7608 Glen Albens Circle                                  to June 30, 1987,
Dallas, Texas                                            Senior Vice President
Age:  71                                                 and Senior Trust
                                                         Officer of InterFirst
                                                         Bank, Dallas, Texas.

Name, Address, and Age              Position(s) Held     Principal Occupation(s)
                                    With Company         During Past Five Years

James T. Bunch(4)(5)(9)             Director             Principal and Founder
3600 Republic Plaza                                      of Green Manning &
370 Seventeenth Street                                   Bunch Ltd., Denver,
Denver, Colorado                                         Colorado, since August
Age:  58                                                 1988; Director and
                                                         Secretary of Green
                                                         Manning & Bunch
                                                         Securities, Inc.,
                                                         Denver, Colorado, since
                                                         September 1993; Vice
                                                         President and Director
                                                         of Western Golf
                                                         Association and Evans
                                                         Scholars Foundation;
                                                         formerly, General
                                                         Counsel and Director of
                                                         Boettcher & Co.,
                                                         Denver, Colorado;
                                                         formerly, Chairman and
                                                         Managing Partner of
                                                         Davis Graham & Stubbs,
                                                         Denver, Colorado.

Raymond R. Cunningham               Director             Director, President and
(3)                                                      Chief Operating Officer
7800 E. Union Avenue                                     of INVESCO Funds Group,
Denver, Colorado                                         Inc.; Director and
Age: 50                                                  President of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Senior Vice
                                                         President of INVESCO
                                                         Funds Group, Inc.;
                                                         formerly, Senior Vice
                                                         President of GT Global
                                                         -- North America
                                                         (1992-1998).

Name, Address, and Age              Position(s) Held     Principal Occupation(s)
                                    With Company         During Past Five Years

Wendy L. Gramm, Ph.D(4)(6)(9)       Director             Self-employed (since
4201 N. Yuma Street, N.W.                                1993); Distinguished
Washington, D.C.                                         Senior Fellow and
Age: 56                                                  Director, Regulatory
                                                         Studies Program,
                                                         Mercatus Center George
                                                         Mason University, VA;
                                                         formerly, Chairman,
                                                         Commodity Futures
                                                         Trading Commission;
                                                         Administrator for
                                                         Information and
                                                         Regulatory Affairs at
                                                         the Office of
                                                         Management and Budget;
                                                         Also, Director of Enron
                                                         Corporation, IBP, Inc.,
                                                         State Farm Insurance
                                                         Company, International
                                                         Republic Institute, and
                                                         the Texas Public Policy
                                                         Foundation; formerly,
                                                         Director of the Chicago
                                                         Mercantile Exchange
                                                         (1994 to 1999), Kinetic
                                                         Concepts, Inc. (1996 to
                                                         1997), and the
                                                         Independent Women's
                                                         Forum (1994 to 1999).

Richard W. Healey(3)                Director             Director and Senior
7800 E. Union Avenue                                     Vice President of
Denver, Colorado                                         INVESCO Funds Group,
Age:  46                                                 Inc.; Director and
                                                         Senior Vice President
                                                         of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Senior Vice
                                                         President of GT
                                                         Global-North America
                                                         (1996 to 1998) and The
                                                         Boston Company (1993 to
                                                         1996).

Name, Address, and Age              Position(s) Held     Principal Occupation(s)
                                    With Company         During Past Five Years

Gerald J. Lewis(1)(6)(7)            Director             Chairman of Lawsuit
701 "B" Street                                           Resolution Services,
Suite 2100                                               San Diego, California
San Diego, California                                    since 1987; Director of
Age:  67                                                 General Chemical Group,
                                                         Inc., Hampdon, New
                                                         Hampshire, since 1996;
                                                         formerly, Associate
                                                         Justice of the
                                                         California Court of
                                                         Appeals; Director of
                                                         Wheelabrator
                                                         Technologies, Inc.,
                                                         Fisher Scientific,
                                                         Inc., Henley
                                                         Manufacturing, Inc.,
                                                         and California Coastal
                                                         Properties, Inc.; Of
                                                         Counsel, Latham &
                                                         Watkins, San Diego,
                                                         California (1987 to
                                                         1997).


John W. McIntyre(1)(2)(5)(7)        Director             Retired. Formerly, Vice
7 Piedmont Center                                        Chairman of the Board
Suite 100                                                of Directors of The
Atlanta, Georgia                                         Citizens and Southern
Age: 70                                                  Corporation and
                                                         Chairman of the Board
                                                         and Chief Executive
                                                         Officer of The Citizens
                                                         and Southern Georgia
                                                         Corp. and The Citizens
                                                         and Southern National
                                                         Bank; formerly, Trustee
                                                         of INVESCO Global
                                                         Health Sciences Fund;
                                                         Trustee of Gables
                                                         Residential Trust,
                                                         Employee's Retirement
                                                         System of GA, Emory
                                                         University, and J.M.
                                                         Tull Charitable
                                                         Foundation; Director of
                                                         Kaiser Foundation
                                                         Health Plans of
                                                         Georgia, Inc.

Name, Address, and Age              Position(s) Held     Principal Occupation(s)
                                    With Company         During Past Five Years

Larry Soll, Ph.D.(4)(6)(9)(10)(11)  Director             Retired. Formerly,
2358 Sunshine Canyon Drive                               Chairman of the Board
Boulder, Colorado                                        (1987 to 1994), Chief
Age:  59                                                 Executive Officer (1982
                                                         to 1989 and 1993 to
                                                         1994) and President
                                                         (1982 to 1989) of
                                                         Synergen Inc.; Director
                                                         of Synergen since
                                                         incorporation in 1982;
                                                         Director of Isis
                                                         Pharmaceuticals, Inc.;
                                                         formerly, Trustee of
                                                         INVESCO Global Health
                                                         Sciences Fund.

Glen A. Payne                       Secretary            Senior Vice President,
7800 E. Union Avenue                                     General Counsel and
Denver, Colorado                                         Secretary of INVESCO
Age:  53                                                 Funds Group, Inc.;
                                                         Senior Vice President,
                                                         Secretary and General
                                                         Counsel of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Secretary of
                                                         INVESCO Global Health
                                                         Sciences Fund;
                                                         formerly, General
                                                         Counsel of INVESCO
                                                         Trust Company (1989 to
                                                         1998) and employee of a
                                                         U.S. regulatory agency,
                                                         Washington, D.C. (1973
                                                         to 1989).

Name, Address, and Age              Position(s) Held     Principal Occupation(s)
                                    With Company         During Past Five Years

Ronald L. Grooms                    Chief Accounting     Senior Vice President,
7800 E. Union Avenue                Officer, Chief       Treasurer and Director
Denver, Colorado                    Financial Officer    of INVESCO Funds Group,
Age:  54                            and Treasurer        Inc.; Senior Vice
                                                         President, Treasurer
                                                         and Director of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Treasurer and
                                                         Principal Financial and
                                                         Accounting Officer of
                                                         INVESCO Global Health
                                                         Sciences Fund;
                                                         formerly, Senior Vice
                                                         President and Treasurer
                                                         of INVESCO Trust
                                                         Company (1988 to 1998).

William J. Galvin, Jr.              Assistant            Senior Vice President,
7800 E. Union Avenue                Secretary            Assistant Secretary and
Denver, Colorado                                         Director of INVESCO
Age:  44                                                 Funds Group, Inc.;
                                                         Senior Vice President,
                                                         Assistant Secretary and
                                                         Director of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Trust Officer
                                                         of INVESCO Trust
                                                         Company (1995 to 1998).

Name, Address, and Age              Position(s) Held     Principal Occupation(s)
                                    With Company         During Past Five Years

Pamela J. Piro                      Assistant            Vice President and
7800 E. Union Avenue                Treasurer            Assistant Treasurer of
Denver, Colorado                                         INVESCO Funds Group,
Age:  40                                                 Inc.; Assistant
                                                         Treasurer of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Assistant
                                                         Vice President (1996 to
                                                         1997), Director-
                                                         Portfolio Accounting
                                                         (1994 to 1996),
                                                         Portfolio Accounting
                                                         Manager (1993 to 1994)
                                                         and Assistant
                                                         Accounting Manager
                                                         (1990 to 1993).



Judy P. Wiese                       Assistant            Vice President and
7800 E. Union Avenue                Secretary            Assistant Secretary of
Denver, Colorado                                         INVESCO Funds Group,
Age:  53                                                 Inc.; Assistant
                                                         Secretary of INVESCO
                                                         Distributors, Inc.;
                                                         formerly, Trust Officer
                                                         of INVESCO Trust
                                                         Company.



(1) Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4) Member of the management liaison committee of the Company.

(5) Member of the brokerage committee of the Company.

(6) Member of the derivatives committee of the Company.

(7) Member of the legal committee of the Company.

(8) Member of the insurance committee of the Company.

(9) Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the defined benefit deferred compensation plan committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended March 31, 2001.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 2000. As of December 31, 2000, there were 46 funds in the INVESCO Complex.


--------------------------------------------------------------------------------
Name of               Aggregate       Benefits     Estimated     Total Compen-
Person and            Compensation    Accrued As   Annual        sation From
Position              From Company(1) Part of      Benefits      INVESCO
                                      Company      Upon          Complex Paid
                                      Expenses(2)  Retirement(3) To Directors(6)
--------------------------------------------------------------------------------
Fred A. Deering, Vice   $28,415      $32,423            $12,506       $112,250
Chairman of  the Board
--------------------------------------------------------------------------------
Victor L. Andrews        27,679       29,855             14,477         89,200
--------------------------------------------------------------------------------
Bob R. Baker             29,053       25,663             19,401         92,500
--------------------------------------------------------------------------------
Lawrence H. Budner       27,663       29,855             14,477         88,850
--------------------------------------------------------------------------------
James T. Bunch(4)        25,800            0                  0         86,000
--------------------------------------------------------------------------------
Daniel D. Chabris(5)      8,818       27,186             12,506         34,000
--------------------------------------------------------------------------------
Wendy Gramm              26,337            0                  0         87,600
--------------------------------------------------------------------------------
Kenneth T. King(5)       15,350       30,941             12,506         68,000
-------------------------------------------------------------------------------
Gerald J. Lewis(4)       25,461            0                  0         86,350
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name of               Aggregate       Benefits     Estimated     Total Compen-
Person and            Compensation    Accrued As   Annual        sation From
Position              From Company(1) Part of      Benefits      INVESCO
                                      Company      Upon          Complex Paid
                                      Expenses(2)  Retirement(3) To Directors(6)
--------------------------------------------------------------------------------
John W. McIntyre         28,392       17,409             14,477        116,000
--------------------------------------------------------------------------------
Larry Soll               27,412            0                  0        110,100
--------------------------------------------------------------------------------
Total                   270,380      193,332            100,350        970,850
--------------------------------------------------------------------------------
% of Net Assets        0.0029%(6)     0.0021%(6)                      0.0024%(7)
--------------------------------------------------------------------------------


(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, and was not included in the calculation of retirement benefits until November 1, 1999.

(4) Messrs. Bunch and Lewis became directors of the Company on January 1, 2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.


(6) Total as a percentage of the Company's net assets as of March 31, 2001.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2000.

Messrs. Brady, Cunningham, Healey and Williamson, as "interested persons" of the

Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the Funds. Under this Plan, each director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of 10 years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Mr. King was entitled to receive 100% of such annual retainer and board meeting fees in 2000. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 30, 2001, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Investor Class
--------------

Energy Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
Charles Schwab & Co. Inc.                  Record                    30.38%
Special Custody Acct.
for the Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
IMS & CO for                               Record                    9.27%
the Exclusive Benefit of
Customers
PO Box 3865
Englewood, CO 80155-3865
--------------------------------------------------------------------------------
National Financial Services Corp.          Record                    9.17%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
--------------------------------------------------------------------------------


Financial Services Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
Charles Schwab & Co                        Record                    37.57%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
National Financial Services Corp.          Record                    7.06%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
--------------------------------------------------------------------------------

Gold Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
Charles Schwab & Co                        Record                    28.07%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
National Financial Services Corp.          Record                    5.02%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
--------------------------------------------------------------------------------


Health Sciences Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
Charles Schwab & Co Inc.                   Record                    27.52%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
National Financial Services Corp.          Record                    6.34%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
--------------------------------------------------------------------------------


Leisure Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
Charles Schwab & Co Inc                    Record                    30.51%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Real Estate Opportunity Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
Charles Schwab & Co Inc                    Record                    31.11%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Trust Co of America Cust                   Record                    14.85%
FBO TCA
PO Box 6503
Englewood CO 80155-6503
--------------------------------------------------------------------------------


Technology Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
Charles Schwab & Co                        Record                    32.22%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
National Financial Services Corp.          Record                    5.78%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
-------------------------------------------------------------------------------


Telecommunications Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
Charles Schwab & Co Inc.                   Record                    34.49%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
National Financial Services Corp.          Record                    9.61%
The Exclusive Benefit of Customers
One World Financial Center
Attn:  Kate - Recon.
200 Liberty Street, 5th Floor
New York, NY 10281-5500
--------------------------------------------------------------------------------

Utilities Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
Charles Schwab & Co                        Record                    45.06%
Special Custody Acct For The Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------


INSTITUTIONAL CLASS
-------------------

Technology Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
State Street Global ADV TR                 Record                    99.93%
Boeing Company Master Trust
105 Rosemond Avenue Wesin
Westwood, MA 02090-2318
--------------------------------------------------------------------------------


Class C
-------

Energy Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
None
--------------------------------------------------------------------------------


Financial Services Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
None
--------------------------------------------------------------------------------

Gold Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
US Clearing Corp                           Record                    32.32%
FBO 183-02284-15
26 Broadway
New York NY 10005-1703
--------------------------------------------------------------------------------
American Investment SVCS                   Record                    31.21%
FBO 172225481
P.O. Box 9446
Minneapolis MN 55440-9446
--------------------------------------------------------------------------------
Russell L. Bevard                          Record                     6.58%
USNS Zeus Tarc 7
FPO AE 09595-4076
--------------------------------------------------------------------------------


Health Sciences Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
None
--------------------------------------------------------------------------------


Leisure Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
Donaldson Lufkin Jenrette                  Record                    9.95%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------


Real Estate Opportunity Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
James. T. Burnham                          Beneficial                9.06%
Carol V. Burnham Co-Trustee
The Burnham Living Trust
5/19/94
800 Ben Franklin Dr. Unit 301
Sarasota, FL 34246-2133
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette                  Record                    5.11%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------

Technology Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
None
--------------------------------------------------------------------------------


Telecommunications Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
None
--------------------------------------------------------------------------------


Utilities Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
Donaldson Lufkin Jenrette                  Record                    16.69%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------


Class K
-------
Energy Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
INVESCO Fund Group, Inc.                   Record                    93.21%
Attn: Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------
Securities Trust                           Record                    6.79%
GOLDK Com
LLC 401K PSP 2390
E Camelback R STE 240
Phoenix AZ 85016-3434
--------------------------------------------------------------------------------


Financial Services Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
PFPC Brokerage Services                    Beneficial                95.34%
FBO American Skandia
211 S. Gulph Road
KNG of Prussa PA 19406-3101
--------------------------------------------------------------------------------

Health Sciences Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
PFPC Brokerage Services                    Beneficial                98.73%
FBO American Skandia
211 S. Gulph Road
KNG of Prussa PA 19406-3101
--------------------------------------------------------------------------------


Technology Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
PFPC Brokerage Services                    Beneficial                98.04%
FBO American Skandia
211 S. Gulph Road
KNG of Prussa PA 19406-3101

--------------------------------------------------------------------------------


Telecommunications Fund

--------------------------------------------------------------------------------
     Name and Address                      Basis of Ownership        Percentage
                                           (Record/Beneficial)       Owned
================================================================================
INVESCO Fund Group, Inc.                   Record                    87.95%
Attn: Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------
Securities Trust                           Record                    12.05%
GOLDK Com
LLC 401K PSP
2390 E. Camelback Road Ste. 240
Phoenix, AZ 85016-3434
--------------------------------------------------------------------------------

As of July 16, 2001, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of each Fund and that provide continuing personal services to their customers who own such Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions, are characterized as a service fee. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The

Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of a Fund.

CLASS K (ENERGY, FINANCIAL SERVICES, HEALTH, TECHNOLOGY AND TELECOMMUNICATIONS FUNDS). The Company has adopted a Plan and Agreement of Distribution - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation to IDI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class K shares of each Fund and that provide continuing personal services to their customers who own such Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial institutions and organizations which may enter into agreements with IDI. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

The Funds made payments to IDI under the Investor Class Plan during the fiscal year ended March 31, 2001, in the amounts of $919,023, $3,240,542, $183,769,
$4,754,558, $1,403,226, $82,198, $11,411,049, $8,241,908 and $627,730 for Energy
Fund - Investor Class, Financial Services Fund - Investor Class, Gold Fund - Investor Class, Health Sciences Fund - Investor Class, Leisure Fund - Investor Class, Real Estate Opportunity Fund - Investor Class, Technology Fund - Investor Class, Telecommunications Fund - Investor Class and Utilities Fund - Investor Class, respectively. In addition, as of the fiscal year ended March 31, 2001, $101,239, $296,667, $14,253, $347,411, $134,346, $6,514, $542,277, $367,881 and
$49,474 of additional distribution accruals had been incurred by the Energy Fund
- Investor Class, Financial Services Fund - Investor Class, Gold Fund - Investor Class, Health Sciences Fund - Investor Class, Leisure Fund - Investor Class, Real Estate Opportunity Fund - Investor Class, Technology Fund - Investor Class, Telecommunications Fund - Investor Class and Utilities Fund - Investor Class, respectively, and will be paid during the fiscal year ended March 31, 2002.

The Funds made payments to IDI under the Class C Plan during the fiscal year ended March 31, 2001, in the amounts of $31,852, $53,833, $35, $43,685, $15,208,
$9,803, $113,341, $95,790 and $9,371 for Energy Fund - Class C, Financial Services Fund - Class C, Gold Fund - Class C, Health Sciences Fund - Class C, Leisure Fund - Class C, Real Estate Opportunity Fund - Class C, Technology Fund
- Class C, Telecommunications Fund - Class C and Utilities Fund - Class C, respectively. In addition, as of the fiscal year ended March 31, 2001, $7,413, $10,260, $38, $7,348, $4,213, $1,246, $13,187, $9,566 and $1,919 of additional distribution accruals had been incurred by the Energy Fund - Class C, Financial Services Fund - Class C, Gold Fund - Class C, Health Sciences Fund - Class C, Leisure Fund - Class C, Real Estate Opportunity Fund - Class C, Technology Fund
- Class C, Telecommunications Fund - Class C and Utilities Fund - Class C, respectively, and will be paid during the fiscal year ended March 31, 2002.

The Funds made payments to IDI under the Class K Plan during the fiscal year ended March 31, 2001, in the amounts of $1, $1, $1, $1 and $1 for Energy Fund - Class K, Financial Services Fund - Class K, Health Sciences Fund - Class K, Technology Fund Class K and Telecommunications Fund - Class K, respectively. In addition, as of the fiscal year ended March 31, 2001, immaterial additional distribution accruals had been incurred by the Energy Fund - Class K, Financial Services Fund - Class K, Health Sciences Fund - Class K, Technology Fund - Class K and Telecommunications Fund - Class K, respectively, and will be paid during the fiscal year ended March 31, 2002.

For the fiscal year or period ended March 31, 2001, allocation of Rule 12b-1 amounts paid by the Funds for the following categories of expenses were:

INVESTOR CLASS
--------------

Energy Fund

Advertising                                                           $  102,044
Sales literature, printing, and postage                               $  123,641
Direct mail                                                           $        0
Public relations/promotion                                            $   59,328
Compensation to securities dealers and other organizations            $  455,122
Marketing personnel                                                   $  178,888

FINANCIAL SERVICES FUND

Advertising                                                           $1,063,796
Sales literature, printing, and postage                               $  266,365
Direct mail                                                           $        0
Public relations/promotion                                            $  180,024
Compensation to securities dealers and other organization             $1,183,246
Marketing personnel                                                   $  547,111

GOLD FUND

Advertising                                                           $   38,279
Sales literature, printing, and postage                               $   29,701
Direct mail                                                           $        0
Public relations/promotion                                            $   20,173
Compensation to securities dealers and other organizations            $   35,836
Marketing personnel                                                   $   59,780

HEALTH SCIENCES FUND

Advertising                                                           $  711,271
Sales literature, printing, and postage                               $  540,153
Direct mail                                                           $        0
Public relations/promotion                                            $  360,477
Compensation to securities dealers and other organizations            $2,037,572
Marketing personnel                                                   $1,105,085

LEISURE FUND

Advertising                                                           $  570,979
Sales literature, printing, and postage                               $  151,609
Direct mail                                                           $        0
Public relations/promotion                                            $   76,798
Compensation to securities dealers and other organizations            $  386,694
Marketing personnel                                                   $  217,146

REAL ESTATE OPPORTUNITY FUND

Advertising                                                           $    9,436
Sales literature, printing, and postage                               $   12,185
Direct mail                                                           $        0
Public relations/promotion                                            $    5,796
Compensation to securities dealers and other organizations            $   36,960
Marketing personnel                                                   $   17,821

TECHNOLOGY FUND

Advertising                                                           $1,922,437
Sales literature, printing, and postage                               $1,129,020
Direct mail                                                           $        0
Public relations/promotion                                            $  776,645
Compensation to securities dealers and other organizations            $5,375,289
Marketing personnel                                                   $2,207,658

TELECOMMUNICATIONS FUND

Advertising                                                           $1,296,119
Sales literature, printing, and postage                               $  804,792
Direct mail                                                           $        0
Public relations/promotion                                            $  529,213
Compensation to securities dealers and other organizations            $4,133,964
Marketing personnel                                                   $1,477,820

UTILITIES FUND

Advertising                                                           $   89,486
Sales literature, printing, and postage                               $   69,080
Direct mail                                                           $        0
Public relations/promotion                                            $   47,316
Compensation to securities dealers and other organizations            $  280,033
Marketing personnel                                                   $  141,815

CLASS C
-------

Energy Fund

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $   31,852
Marketing personnel                                                   $        0

FINANCIAL SERVICES FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $   53,833
Marketing personnel                                                   $        0

GOLD FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $       35
Marketing personnel                                                   $        0

HEALTH SCIENCES FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $   43,685
Marketing personnel                                                   $        0

LEISURE FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $   15,208
Marketing personnel                                                   $        0

REAL ESTATE OPPORTUNITY FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $    9,803
Marketing personnel                                                   $        0

TECHNOLOGY FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $  113,341
Marketing personnel                                                   $        0

TELECOMMUNICATIONS FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $   95,790
Marketing personnel                                                   $        0

UTILITIES FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $    9,371
Marketing personnel                                                   $        0

CLASS K
-------

ENERGY FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $        1
Marketing personnel                                                   $        0

FINANCIAL SERVICES FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0

Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $        1
Marketing personnel                                                   $        0

HEALTH SCIENCES FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $        1
Marketing personnel                                                   $        0

TECHNOLOGY FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $        1
Marketing personnel                                                   $        0

TELECOMMUNICATIONS FUND

Advertising                                                           $        0
Sales literature, printing, and postage                               $        0
Direct mail                                                           $        0
Public relations/promotion                                            $        0
Compensation to securities dealers and other organizations            $        1
Marketing personnel                                                   $        0

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company directors and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

   o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

   o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

   o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

   o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

   o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

   o To acquire and retain talented employees who desire to be associated with a growing organization.

DEALER CONCESSIONS

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not pay the CDSC and in circumstances where IDI grants an exemption on particular transactions.

IDI may pay sales commissions to dealers and institutions that sell Class K shares of the Funds at the time of such sales. Payments with respect to Class K shares will equal 0.45% of the purchase price of the Class K shares sold by the dealer or institution.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N. W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:


ENERGY FUND
Year Ended March 31, 2001                                           $  4,188,636
Period Ended March 31, 2000(1)                                           763,072
Year Ended October 31, 1999                                            2,574,966
Year Ended October 31, 1998                                            2,480,249

Financial Services Fund
Year Ended March 31, 2001                                           $  3,327,465
Period Ended March 31, 2000(1)                                         1,408,373
Year Ended October 31, 1999                                            4,482,838
Year Ended October 31, 1998                                            2,803,446

GOLD FUND
Year Ended March 31, 2001                                           $    349,228
Period Ended March 31, 2000(1)                                           303,353
Year Ended October 31, 1999                                              837,475
Year Ended October 31, 1998                                            1,415,900

HEALTH SCIENCES FUND
Year Ended March 31, 2001                                           $  7,863,218
Period Ended March 31, 2000(1)                                         4,534,039
Year Ended October 31, 1999                                            4,817,094
Year Ended October 31, 1998                                            2,344,485

LEISURE FUND
Year Ended March 31, 2001                                           $    979,198
Period Ended March 31, 2000(1)                                           718,565
Year Ended October 31, 1999                                            1,866,223
Year Ended October 31, 1998                                              671,367

REAL ESTATE OPPORTUNITY FUND
Year Ended March 31, 2001                                           $    497,849
Period Ended March 31, 2000(2)                                           117,457
Year Ended July 31, 1999                                                 545,584
Year Ended July 31, 1998                                                 315,807

TECHNOLOGY FUND
Year Ended March 31, 2001                                           $ 16,298,180
Period Ended March 31, 2000(1)                                        17,221,169
Year Ended October 31, 1999                                           10,581,703
Year Ended October 31, 1998                                            6,480,241

TELECOMMUNICATIONS FUND
Year Ended March 31, 2001                                           $  7,666,150
Period Ended March 31, 2000(2)                                         5,705,804
Year Ended July 31, 1999                                               2,429,429
Year Ended July 31, 1998                                               1,506,116

UTILITIES FUND
Year Ended March 31, 2001                                           $    549,591
Period Ended March 31, 2000(1)                                           176,004
Year Ended October 31, 1999                                              426,606
Year Ended October 31, 1998                                              456,621


(1) For the period November 1, 1999 through March 31, 2000.
(2) For the period August 1, 1999 through March 31, 2000.

For the fiscal year ended March 31, 2001, brokers providing research services received $28,920,875 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $19,993,510,306. Commissions totaling $1,299,597 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended March 31, 2001.

At March 31, 2001, Financial Services, Gold, Leisure, Real Estate Opportunity, Technology, Telecommunications and Utilities Funds held debt securities of their regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
           Fund                  Broker or Dealer         Value of Securities at
                                                          March 31, 2001
================================================================================
Financial Services               JP Morgan Chase & Co          $   42,307,000.00
                                 Goldman Sachs Group               32,355,000.00
                                 American Express                  27,196,000.00
                                 UBS Finance                       24,996,000.00
                                 State Street                      20,781,000.00
                                 State Street Bank & Trust          4,104,000.00
--------------------------------------------------------------------------------
Gold                             State Street Bank & Trust     $    3,743,000.00
--------------------------------------------------------------------------------
Leisure                          State Street Bank & Trust     $   10,405,000.00
--------------------------------------------------------------------------------
Real Estate Opportunity          State Street Bank & Trust     $    1,230,000.00
--------------------------------------------------------------------------------
Technology                       State Street Bank & Trust     $    3,366,000.00
--------------------------------------------------------------------------------
Telecommunications               UBS Finance                   $   54,991,000.00
                                 State Street Bank & Trust          6,303,000.00
--------------------------------------------------------------------------------
Utilities                        CIT Group Holdings                 9,998,000.00
                                 State Street Bank & Trust     $    2,417,000.00
--------------------------------------------------------------------------------


Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to five billion shares of common stock with a par value of $0.01 per share. As of June 30, 2001, the following shares of each Fund were outstanding:

         Energy Fund - Investor Class                         25,481,609
         Energy Fund - Class C                                   604,131
         Energy Fund - Class K                                        64
         Financial Services Fund - Investor Class             50,048,782
         Financial Services Fund - Class C                       514,208
         Financial Services Fund - Class K                           793
         Gold Fund - Investor Class                           42,742,458
         Gold Fund - Class C                                      54,609
         Health Sciences Fund - Investor Class                34,487,291
         Health Sciences Fund - Class C                          336,063
         Health Sciences Fund - Class K                            1,540
         Leisure Fund - Investor Class                        18,883,609
         Leisure Fund - Class C                                  292,440
         Real Estate Opportunity Fund - Investor Class         4,652,803
         Real Estate Opportunity Fund - Class C                  168,528
         Technology Fund - Investor Class                     62,426,714
         Technology Fund - Institutional Class                42,920,534
         Technology Fund - Class C                               424,950
         Technology Fund - Class K                                   965
         Telecommunications Fund - Investor Class             59,900,331
         Telecommunications Fund - Class C                       737,405
         Telecommunications Fund - Class K                            31
         Utilities Fund - Investor Class                      14,095,606
         Utilities Fund - Class C                                181,977

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class, Class C and Class K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company, and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, regardless of whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in the Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception).

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year (or since inception) periods ended March 31, 2001 was:

                                                                  10 YEAR OR
                                    1 YEAR        5 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------

INVESTOR CLASS
--------------

Energy Fund                         23.09%         19.09%            10.59%
Financial Services Fund             11.25%         17.51%            20.76%
Gold Fund                           (8.38%)       (23.78%)           (6.92%)
Health Sciences Fund                (4.12%)        11.52%            12.94%
Leisure Fund                        (5.50%)        21.05%            20.20%
Real Estate Opportunity Fund        11.05%          N/A               0.24%(1)
Technology Fund                    (63.54%)        13.60%            18.26%
Telecommunications Fund            (61.42%)        18.95%            20.02%(2)
Utilities Fund                     (15.18%)        14.53%            13.73%


INSTITUTIONAL CLASS(3)
----------------------

Technology Fund                    (63.39%)         N/A               7.40%


CLASS C(4)
----------

Energy Fund                         22.35%          N/A              41.80%
Financial Services Fund             10.87%          N/A              23.81%
Gold Fund                           (1.95%)         N/A              (9.25%)
Health Sciences Fund                (4.79%)         N/A             (13.29%)
Leisure Fund                        (6.18%)         N/A              (2.60%)
Real Estate Opportunity Fund        10.20%          N/A              11.03%
Technology Fund                    (63.89%)         N/A             (57.15%)
Telecommunications Fund            (61.69%)         N/A             (54.12%)

Utilities Fund                     (15.83%)         N/A             (12.23%)

CLASS K(5)
----------

Energy Fund                          N/A            N/A              17.06%
Financial Services Fund              N/A            N/A              (1.97%)
Health Sciences Fund                 N/A            N/A             (18.64%)
Technology Fund                      N/A            N/A             (41.54%)
Telecommunications Fund              N/A            N/A             (34.67%)

(1) The Fund commenced investment operations on January 2, 1997.
(2) The Fund commenced investment operations on August 1, 1994.
(3) Institutional Class shares commenced operations on December 22, 1998.
(4) Class C shares commenced operations on February 15, 2000.
(5) Class K shares commenced operations on December 1, 2000. Since inception performance is not annualized.

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T)  = ERV

where:            P = a hypothetical initial payment of $10,000
                  T = average annual total return
                  n = number of years
                  ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings.

                                             Lipper Mutual
          Fund                               Fund Category
          ----                               -------------

          Energy                             Natural Resources
          Financial Services                 Financial Services
          Gold                               Gold Oriented
          Health Sciences                    Health/Biotechnology
          Leisure                            Specialty/Miscellaneous
          Real Estate Opportunity            Real Estate Funds
          Technology                         Science and Technology
          Telecommunications                 Global Funds
          Utilities                          Utility


Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER

NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH


CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended March 31, 2001, are incorporated herein by reference from INVESCO Sector Funds, Inc.'s Annual Report to Shareholders dated March 31, 2001.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                            PART C. OTHER INFORMATION

ITEM 23.   EXHIBITS

             (a) Articles of Amendment and Restatement of Articles of Incorporation filed December 2, 1999.4

                  (1) Articles of Transfer of INVESCO Specialty Funds, Inc. and INVESCO Sector Funds, Inc. filed February 10, 2000.(5)

                  (2) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed February 16, 2000.(5)

                  (3) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed May 17, 2000.(5)

                  (4) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed November 22, 2000.(6)

             (b)  Bylaws, as amended July 21, 1993.(1)

             (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV and VIII of the Articles of Incorporation and Articles II, VI, VII, VIII and IX of the Bylaws of the Registrant.

             (d) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                  (1) Amendment dated May 13, 1999 to the Investment Advisory Agreement.(4)

                  (2) Amendment dated February 14, 2000 to the Investment Advisory Agreement.(5)

             (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000
                  and May 15, 2001, filed herewith.

             (f)  Defined Benefit Deferred Compensation Plan for
                  Non-Interested Directors as amended November 8, 2000 filed herewith.

             (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001 filed herewith.

             (h)  (1)  Transfer Agency Agreement between Registrant and
                  INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000 and May 15, 2001, filed herewith.

                  (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000 and May 15, 2001, filed herewith.

             (i) (1) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(2)

                  (2) Opinion and consent of counsel with respect to INVESCO Real Estate Opportunity and INVESCO Telecommunications Funds as to the legality of the securities being registered.(5)

             (j)  Consent of Independent Accountants.

             (k)  Not applicable.

             (l)  Not applicable.

             (m) (1) Master Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, with respect to the Funds' Investor Class shares.

                  (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000 and May 15,
                  2001, with respect to the Funds' Class C shares filed herewith.

                  (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 30, 2000, with respect to the Funds' Class K shares filed herewith.

             (n)  Not applicable.

             (o)  (1)  Plan Pursuant to Rule 18f-3 under the Investment
                  Company Act of 1940 by the Company with respect to INVESCO Technology Fund adopted by the Board of Directors October 11, 1998.(3)

                  (2) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to Energy Fund adopted by the Board of Directors November 9, 1999.(4)

                  (3) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to Financial Services Fund adopted by the Board of Directors November 9, 1999.(4)

                  (4) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to Gold Fund adopted by the Board of Directors November 9, 1999.(4)

                  (5) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to Health Sciences Fund adopted by the Board of Directors November 9, 1999.(4)

                  (6) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to Leisure Fund adopted by the Board of Directors November 9, 1999.(4)

                  (7) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to Realty Fund adopted by the Board of Directors November 9, 1999.(4)

                  (8) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to Telecommunications Fund adopted by the Board of Directors November 9, 1999.(4)

                  (9) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 by the Company with respect to Utilities Fund adopted by the Board of Directors November 9, 1999.(4)

             (p)  Code of Ethics Pursuant to Rule 17j-1.(5)


(1) Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 30, 1996, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on December 24, 1997 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on December 30, 1998 and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on January 24, 2000 and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on July 24, 2000 and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 29 to the Registration Statement on November 28, 2000 and incorporated by reference herein.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO SECTOR FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.   INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article X of the Amended Bylaws and Article VII of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "The Fund and Its Management" in the Funds' Prospectuses and in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.


--------------------------------------------------------------------------------
                               Position with            Principal Occupation and
Name                              Adviser                 Company Affiliation
--------------------------------------------------------------------------------

Mark H. Williamson             Chairman & Officer      Chairman of the Board &
                                                       Chief Executive Officer
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham          Officer & Director      President, & Chief
                                                       Operating Officer
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
William J. Galvin, Jr.         Officer & Director      Senior Vice President
                                                         & Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg              Officer                 Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Ronald L. Grooms               Officer & Director      Senior Vice President
                                                         & Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward               Officer                 Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey              Officer & Director      Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler            Officer                 Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Trent E. May                   Officer                 Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Charles P. Mayer               Officer                 Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller              Officer & Director      Senior Vice President
                                                         and Chief Investment
                                                         Officer
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul        Officer                 Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                  Officer                 Senior Vice President,
                                                         Secretary &
                                                         General Counsel
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                   Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick           Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman             Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Stacie L. Cowell               Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner            Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Delta L. Donohue               Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland            Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Linda J. Gieger                Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie           Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley               Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston           Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Kolbe                Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell                Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

James F. Lummanick             Officer                 Vice President &
                                                         Chief Compliance
                                                         Officer
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.         Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
George A. Matyas               Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East  Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Corey M. McClintock            Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney          Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer     Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons               Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Thomas E. Pellowe              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips               Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                 Officer                 Vice President &
                                                         Assistant Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon                Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Anthony R. Rogers              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Gary L. Rulh                   Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas R. Samuelson            Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas H. Scanlan              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       12028 Edgepark Court
                                                       Potomac, MD 20854
--------------------------------------------------------------------------------
John S. Segner                 Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Reagan A. Shopp                Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                 Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler                  Officer                 Vice President &
                                                         Assistant General
                                                         Counsel
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                 Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Judy P. Wiese                  Officer                 Vice President &
                                                         Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Vaughn A. Greenlees            Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Matthew A. Kunze               Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
Michael D. Legoski             Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William S. Mechling            Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Donald R. Paddack              Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas            Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
C. Vince Sellers               Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus             Officer                 Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------


ITEM 27. (a)   PRINCIPAL UNDERWRITERS

               INVESCO Bond Funds, Inc.
               INVESCO Combination Stock & Bond Funds, Inc.
               INVESCO Counselor Series Funds, Inc. (formerly,
                    INVESCO Advantage Series Funds, Inc.)
               INVESCO International Funds, Inc.
               INVESCO Money Market Funds, Inc.
               INVESCO Sector Funds, Inc.
               INVESCO Stock Funds, Inc.
               INVESCO Treasurer's Series Funds, Inc.
               INVESCO Variable Investment Funds, Inc.

         (b)

                                Positions and               Positions and
Name and Principal              Offices with                Offices with
Business Address                Underwriter                 the Company
------------------              ------------                -------------

Raymond R. Cunningham           President and               Director
7800 E. Union Avenue            Director
Denver, CO 80237

William J. Galvin, Jr.          Senior Vice                 Assistant Secretary
7800 E. Union Avenue            President,
Denver, CO  80237               Asst. Secretary
                                and Director

Ronald L. Grooms                Senior Vice                 Treasurer &
7800 E. Union Avenue            President,                  Chief Financial
Denver, CO  80237               Treasurer, &                and Accounting
                                Director                    Officer

Richard W. Healey               Senior Vice                 Director
7800 E. Union Avenue            President  &
Denver, CO  80237               Director

Timothy J. Miller               Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                   Senior Vice President,      Secretary
7800 E. Union Avenue            Secretary &
Denver, CO 80237                General Counsel

Pamela J. Piro                  Assistant Treasurer         Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese                   Assistant Secretary         Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson              Chairman of the Board       Chairman of the
7800 E. Union Avenue            & Chief Executive           Board, President
Denver, CO 80237                Officer                     & Chief Executive
                                                            Officer


         (c)   Not applicable.

ITEM 28.         LOCATION OF ACCOUNTS AND RECORDS

                 Mark H. Williamson
                 7800 E. Union Avenue
                 Denver, CO  80237

ITEM 29.         MANAGEMENT SERVICES

                 Not applicable.

ITEM 30.         UNDERTAKINGS

                 Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 26th day of July, 2001.

Attest:                                   INVESCO Sector Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
-------------------------------           -------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -------------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)
                                          /s/ John W. McIntyre*
/s/ Ronald L. Grooms                      -------------------------------
-------------------------------           John W. McIntyre, Director
Ronald L. Grooms, Treasurer
(Chief Financial and Accounting           /s/ Richard W. Healey*
  Officer)                                -------------------------------
                                          Richard W. Healey, Director
/s/ Victor L. Andrews*
-------------------------------           /s/ Fred A. Deering*
Victor L. Andrews, Director               -------------------------------
                                          Fred A. Deering, Director

/s/ Bob R. Baker*                         /s/ Larry Soll*
-------------------------------           -------------------------------
Bob R. Baker, Director                    Larry Soll, Director

/s/ Charles W. Brady*                     /s/ Wendy L. Gramm*
-------------------------------           -------------------------------
Charles W. Brady, Director                Wendy L. Gramm, Director

/s/ James T. Bunch*                       /s/ Gerald J. Lewis*
-------------------------------           -------------------------------
James T. Bunch, Director                  Gerald J. Lewis, Director

/s/ Raymond R. Cunningham*
--------------------------------
Raymond R. Cunningham, Director

                                          By  /s/ Glen A. Payne
By _____________________________              ---------------------------
Edward F. O'Keefe                         Glen A. Payne
Attorney in Fact                          Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed (with the exception of Mr. Cunningham) with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1, 1993, December 21, 1995, December 30, 1996, December 24, 1997 and July 24, 2000, respectively.

                                  Exhibit Index

                                                   Page in
Exhibit Number                                     Registration Statement
--------------                                     ----------------------

    e                                                   217
    f                                                   229
    g                                                   236
    h(1)                                                285
    h(2)                                                302
    j                                                   310
    m(2)                                                311
    m(3)                                                323
    POA Cunningham                                      330